COLUMBIA FUNDS SERIES TRUST I

Columbia Asset Allocation Fund

(the “Fund”)

Supplement dated October 21, 2010 to

the Fund’s prospectuses dated February 1, 2010, as supplemented

Effective on October 22, 2010, the prospectuses for the Fund are revised and supplemented as follows:

1.	Fees and Expenses of the Fund.

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The section of the prospectus offering Class A, Class B and Class C shares entitled “Columbia Asset Allocation Fund – Fees and Expenses of the Fund” is modified by deleting the Annual Fund Operating Expenses table and the expense example table in the Example and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class B Shares	Class C Shares
Management fees(d)	0.67%	0.67%	0.67%
Distribution and/or service (Rule 12b-1) fees	0.25%	1.00%	1.00%
Other expenses(d)	0.29%	0.29%	0.29%
Acquired fund fees and expenses(e)	0.66%	0.66%	0.66%
Total annual Fund operating expenses	1.87%	2.62%	2.62%
Fee waivers and/or expense reimbursement(f)	-0.67%	-0.67%	-0.67%
Total annual Fund operating expenses after the fee waivers and/or expense reimbursements	1.20%	1.95%	1.95%

(d)	Management fees and other expenses have been restated to reflect changes to contractual fee rates paid by the Fund.
(e)

Restated to reflect the acquired fund fees and expenses the Fund would have borne in its most recent fiscal year had it maintained an allocation of its assets among the Underlying Funds (as defined below) equal to its initial expected allocation.

(f)

Columbia Management Investment Advisers, LLC (the Advisor) has contractually agreed to waive a portion of its advisory fee through January 31, 2012 so that the effective advisory fee rate will be a blend of (i) 0.00% on assets invested in other Columbia Funds, exchange-traded funds or third party mutual funds, and (ii) 0.65% on other assets. In addition, the Advisor has contractually agreed to bear, through January 31, 2012, a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any brokerage commissions, interest, taxes, extraordinary expenses, acquired fund fees and expenses and certain advisory fees, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed the annual rates of 0.51%, 1.26% and 1.26% of the Fund’s average daily net assets attributable to Class A, Class B and Class C shares, respectively. These fee and expense arrangements may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Advisor.

Example

	1 Year*	3 Years*	5 Years*	10 Years*
Class A Shares	$690	$1,068	$1,469	$2,588
Class B Shares
Assuming no redemption	$198	$751	$1,330	$2,721
Assuming complete redemption of shares at the end of the period	$698	$1,051	$1,530	$2,721
Class C Shares
Assuming no redemption	$198	$751	$1,330	$2,904
Assuming complete redemption of shares at the end of the period	$298	$751	$1,330	$2,904

*	Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on January 31, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

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The section of the prospectus offering Class T shares entitled “Columbia Asset Allocation Fund – Fees and Expenses of the Fund” is modified by deleting the Annual Fund Operating Expenses table and the expense example table in the Example and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class T Shares
Management fees(b)	0.67%
Distribution and/or service (Rule 12b-1) fees	0.00%
Other expenses(b)	0.59%
Acquired fund fees and expenses(c)	0.66%
Total annual Fund operating expenses	1.92%
Fee waivers and/or expense reimbursement(d)	-0.67%
Total annual Fund operating expenses after the fee waivers and/or expense reimbursements	1.25%

(b)	Management fees and other expenses have been restated to reflect changes to contractual fee rates paid by the Fund.
(c)

Restated to reflect the acquired fund fees and expenses the Fund would have borne in its most recent fiscal year had it maintained an allocation of its assets among the Underlying Funds (as defined below) equal to its initial expected allocation.

(d)

Columbia Management Investment Advisers, LLC (the Advisor) has contractually agreed to waive a portion of its advisory fee through January 31, 2012 so that the effective advisory fee rate will be a blend of (i) 0.00% on assets invested in other Columbia Funds, exchange-traded funds or third party mutual funds, and (ii) 0.65% on other assets. In addition, the Advisor has contractually agreed to bear, through January 31, 2012, a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any brokerage commissions, interest, taxes, extraordinary expenses, acquired fund fees and expenses and certain advisory fees, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed the annual rate of 0.56% of the Fund’s average daily net assets attributable to Class T shares. These fee and expense arrangements may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Advisor.

Example

	1 Year*	3 Years*	5 Years*	10 Years*
Class T Shares	$695	$1,082	$1,494	$2,638

*	Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on January 31, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

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The section of the prospectus offering Class Z shares entitled “Columbia Asset Allocation Fund – Fees and Expenses of the Fund” is modified by deleting the Annual Fund Operating Expenses table and the expense example table in the Example and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class Z Shares
Management fees(a)	0.67%
Distribution and/or service (Rule 12b-1) fees	0.00%
Other expenses(a)	0.29%
Acquired fund fees and expenses(b)	0.66%
Total annual Fund operating expenses	1.62%
Fee waivers and/or expense reimbursement(c)	-0.67%
Total annual Fund operating expenses after the fee waivers and/or expense reimbursements	0.95%

(a)	Management fees and other expenses have been restated to reflect changes to contractual fee rates paid by the Fund.
(b)

Restated to reflect the acquired fund fees and expenses the Fund would have borne in its most recent fiscal year had it maintained an allocation of its assets among the Underlying Funds (as defined below) equal to its initial expected allocation.

(c)

Columbia Management Investment Advisers, LLC (the Advisor) has contractually agreed to waive a portion of its advisory fee through January 31, 2012 so that the effective advisory fee rate will be a blend of (i) 0.00% on assets invested in other Columbia Funds, exchange-traded funds or third party mutual funds, and (ii) 0.65% on other assets. In addition, the Advisor has contractually agreed to bear, through January 31, 2012, a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any brokerage commissions, interest, taxes, extraordinary expenses, acquired fund fees and expenses and certain advisory fees, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed the annual rate of 0.26% of the Fund’s average daily net assets attributable to Class Z shares. These fee and expense arrangements may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Advisor.

Example

	1 Year*	3 Years*	5 Years*	10 Years*
Class Z Shares	$97	$446	$818	$1,865

*	Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on January 31, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

2.	Principal Investment Strategies. The section of the prospectuses entitled “ Columbia Asset Allocation Fund – Principal Investment Strategies” is deleted in its entirety and replaced with the following:

Under normal circumstances, the Fund invests primarily in shares of mutual funds managed by Columbia Management Investment Advisers, LLC (the Advisor) or its affiliates (Columbia Funds), and may also invest in exchange-traded funds (ETFs) and third party-advised funds (collectively, Underlying Funds), equity and fixed income securities, including Treasury Inflation Protected Securities (TIPS), and other instruments such as derivatives.

The Advisor uses asset allocation as its principal investment approach. The Advisor:

•	allocates the Fund’s assets among asset class categories based on the historical and projected returns for each asset class.

•	chooses Columbia Funds within each asset class category and the amount that will be allocated to each Columbia Fund, based on each Columbia Fund’s historical returns and expected performance.

•	may choose third party-advised Underlying Funds if a Columbia Fund within the desired asset class category is not available.

•	may invest in equity and fixed income securities, including TIPS, and other instruments such as derivatives.

•	reviews the asset allocations at least monthly, and may change these allocations when the Advisor believes it is appropriate to do so.

The Fund invests at least 25% of its total assets in fixed-income securities, including preferred stocks and fixed-income securities that, at the time of purchase, are rated below investment grade (which are commonly referred to as “junk bonds”) or are unrated but determined by the Advisor to be of comparable quality, or in Underlying Funds that primarily invest in such securities.

The Fund may invest in derivatives, including commodity-related derivatives, futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Advisor may sell investments to adjust the allocation of the Fund’s assets; if the Advisor believes that an investment is no longer a suitable investment, or that other investments are more attractive; to meet redemption requests; or for other reasons.

3.	Principal Risks. The section of the prospectuses entitled “Columbia Asset Allocation Fund – Principal Risks” is deleted in its entirety and replaced with the following:

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Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

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Allocation Risk – The Fund uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Fund’s allocation among asset classes or investments will cause the Fund’s shares to lose value or cause the Fund to underperform other funds with similar investment objectives, or that the investments themselves will not produce the returns expected.

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Investing in Other Funds Risk – The performance of the Underlying Funds in which the Fund invests could be adversely affected if other entities that invest in the same Underlying Funds make relatively large investments or redemptions in the Underlying Funds. Because the expenses and costs of an Underlying Fund are shared by its investors, redemptions by other investors in the Underlying Fund could result in decreased economies of scale and increased operating expenses for the Underlying Fund. The Fund, and its shareholders, indirectly bear a portion of the expenses of the Underlying Funds. These transactions might also result in higher brokerage, tax or other costs for the Fund. This risk may be particularly important when one investor owns a substantial portion of any Underlying Fund. In addition, the Advisor has the authority to change the Underlying Funds in which the Fund invests or to change the percentage of the Fund’s investments allocated to each Underlying Fund. If an Underlying Fund pays fees to the Advisor or its affiliates, such as advisory fees, this could result in the Advisor having a potential conflict of interest in selecting the Underlying Funds in which the Fund invests or in determining the percentage of the Fund’s investments allocated to each Underlying Fund. There are also circumstances in which the Advisor’s fiduciary duties to the Fund may conflict with its fiduciary duties to the Underlying Funds.

The Fund is subject directly to the extent it invests in individual securities and other instruments and/or indirectly to the extent it invests in Underlying Funds to the following risks:

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Asset-Backed Securities Risk – Certain Underlying Funds may invest in asset-backed securities. The value of an Underlying Fund’s asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market’s assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Underlying Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

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Changing Distribution Levels Risk – The Fund and certain Underlying Funds may be subject to changing distribution levels risk. The amount of the distributions paid by the Fund or Underlying Fund generally depends on the amount of interest and/or dividends received by the Fund or Underlying Fund on the securities it holds. The Fund or Underlying Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund or Underlying Fund receives from its investments decline.

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Convertible Securities Risk – The Fund and certain Underlying Funds may invest in convertible securities, which are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. Because the value of a convertible security can be influenced by both interest rates and market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. The Fund or Underlying Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund’s or Underlying Fund’s return.

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Credit Risk – The Fund and certain Underlying Funds may be subject to credit risk, which applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund or Underlying Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

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Currency Risk – The Fund and certain Underlying Funds may be subject to currency risk. Securities denominated in different currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund or the Underlying Fund denominated in that currency.

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Derivatives Risk – The Fund and certain Underlying Funds may use derivatives, which are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund’s or Underlying Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund or the Underlying Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund’s or Underlying Fund’s potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund or Underlying Fund’s derivative positions at times when the Fund or Underlying Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund or Underlying Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

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Dollar Rolls Risk – Certain Underlying Funds may use dollar rolls, which are transactions in which the Underlying Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Underlying Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Underlying Fund’s portfolio turnover rate. If the Underlying Fund reinvests the proceeds of the security sold, the Underlying Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

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Emerging Market Securities Risk – The Fund and certain Underlying Funds may invest in securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, which are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

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Energy and Natural Resources Sector Risk – The Fund and certain Underlying Funds may invest in securities of the issuers engaged in the energy and natural resources sector and are subject to the risk that these issuers will underperform other market sectors or the market as a whole. To the extent that an Underlying Fund invests in issuers conducting business in the same or similar sectors, the Fund and the Underlying Fund are subject to a greater extent to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that sector or those sectors. The values of natural resources are affected by numerous factors including events occurring in nature and international politics. For instance, natural events (such as earthquakes, hurricanes or fires in prime natural resources areas) and political events (such as coups or military confrontations) can affect the overall supply of a natural resource and thereby the value of companies involved in business activities relating to such natural resource. In addition, rising interest rates and high inflation may affect the demand for certain natural resources and, therefore, the price of energy-related investments. In addition, prices of, and thus the Fund’s and Underlying Fund’s investments in, precious metals are considered speculative and are affected by a variety of worldwide and economic, financial and political factors. Prices of precious metals may fluctuate sharply over time.

•	Focused Portfolio Risk. Underlying Funds may hold a limited number of securities, making them subject to greater risk of loss if any of those securities declines in price.

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Foreign Securities Risk – The Fund and certain Underlying Funds may invest in foreign securities, which are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund or Underlying Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund or Underlying Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

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Frequent Trading Risk – The Fund’s and certain Underlying Funds’ investment strategies may involve the frequent trading of portfolio securities. Frequent trading of investments increases the possibility that the Underlying Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Underlying Fund’s after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Underlying Fund’s return.

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Geographic Concentration Risk – Certain Underlying Funds may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic regions in which the Underlying Fund invests. Such an Underlying Fund may be more volatile than a more geographically diversified fund.

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Growth Securities Risk – The Fund and certain Underlying Funds may invest in growth securities. Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

•	Index Risk – Certain Underlying Funds’ investment strategies may involve investing in an index. The Underlying Fund’s value will generally decline when the performance of its targeted index declines. In addition, because the Underlying Fund may not hold all issues included in its index, may not always be fully invested, and bears advisory, administrative and other expenses and transaction costs in trading securities, the Underlying Fund’s performance may fail to match the performance of its targeted index, after taking expenses into account. It is not possible to invest directly in an index.

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Inflation Protected Securities Risk – The Fund and certain Underlying Funds may invest in inflation-protected debt securities, which tend to react to change in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund or Underlying Fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested, and that principal will not grow with inflation unless the shareholder reinvests the portion of Fund distributions that comes from inflation adjustments.

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Infrastructure-Related Companies Risk – Underlying Funds that concentrate their investments in infrastructure-related securities have greater exposure to adverse economic, regulatory, political, legal, and other conditions or events affecting the issuers of such securities. There is also the risk that corruption may negatively affect publicly-funded infrastructure projects, especially in foreign markets, resulting in work stoppage, delays and cost overruns.

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Interest Rate Risk – The Fund and certain Underlying Funds may invest in debt securities, which are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund or Underlying Fund receives from it but may affect the value of the Fund’s or Underlying Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

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Leverage Risk. Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or other instruments or techniques. The use of leverage creates greater likelihood of higher volatility of the Fund’s return and its net asset value. Changes in the value of the Fund’s portfolio securities will have a disproportionate effect on the net asset value per share when leverage is used. There is no guarantee that a leveraging strategy will be successful. Underlying Funds also may utilize leverage, subjecting the Fund to leverage risk indirectly.

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Liquidity Risk – The Fund and certain Underlying Funds may invest in illiquid securities, which are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Fund or Underlying Fund may not be able to sell such securities at the time it desires, or that it cannot sell such securities without adversely affecting their price.

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Low and Below Investment Grade Securities Risk – The Fund and certain Underlying Funds may invest in debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor’s, a division of the McGraw-Hill Companies, Inc. (Standard & Poor’s), or Fitch, Inc. (Fitch)) or that are below investment grade (which are commonly referred to as “junk bonds”) (e.g., BB or below by Standard & Poor’s or Fitch). These securities are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium – a higher interest rate or yield – because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody’s Investors Service, Inc. (Moody’s), Standard & Poor’s and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

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Market Risk – The Fund and Underlying Funds are subject to market risk, which refers to the possibility that the market values of securities that the Fund and Underlying Fund hold will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund or Underlying Fund. Accordingly, an investment in the Fund or Underlying

Fund could lose money over short or even long periods. The market values of the securities the Fund or Underlying Fund hold also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

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Master Limited Partnership Risk. Investments by the Fund or Underlying Funds in securities (units) of master limited partnerships involve risks that differ from an investment in common stock. Investors have more limited control and limited rights to vote on matters affecting the partnership. Investments are also subject to certain tax risks and conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership.

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Money Market Fund Risk – The Fund and certain Underlying Funds may invest in (and certain Underlying Funds may be) money market funds, but an investment in a money market fund is not a bank deposit, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency or any bank. Although money market funds seek to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in such funds.

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Mortgage-Backed Securities Risk – Certain Underlying Funds may invest in mortgage-backed securities. The value of the Underlying Fund’s mortgage-backed securities may be affected by, among other things, changes or perceived changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market’s assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC)), which are not insured or guaranteed by the U.S. Government (although FNMA and FHLMC may be able to access capital from the U.S. Treasury to meet their obligations under such securities). Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Underlying Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

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Municipal Securities Risk – Certain Underlying Funds may invest in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.

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Non-Diversified Mutual Fund Risk – Certain Underlying Funds are non-diversified, which generally means that each such Underlying Fund may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Underlying Fund could affect the overall value of the Underlying Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Underlying Fund’s value will likely be more volatile than the value of more diversified funds. A non-diversified Underlying Fund may not operate as a non-diversified fund at all times.

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Pacific/Asia Regional Risk – The Pacific/Asia region consists of countries in the Pacific Basin, including Australia, China, Hong Kong, Indonesia, Japan, Korea, Malaysia, New Zealand, Philippines, Singapore, Taiwan and Thailand, among other countries within this region, and certain Underlying Fund investments in the region are thus particularly susceptible to risks in the region. Events in any one country within the region may impact other countries in the region or the Pacific/Asia region as a whole. As a result, events in the region will generally have a greater effect on the Underlying Fund than if the Underlying Fund were more geographically diversified, which could result in great volatility and losses. Countries within this region can be significantly affected by currency fluctuations and rapid changes in inflation and interest rates. Markets in the Pacific/Asia region can experience significant volatility due to social, regulatory and political uncertainties. In addition, changes in governmental policies in the region could significantly affect local markets in the region. Continued growth of economies and securities markets in the Pacific/Asia region will require sustained economic and fiscal discipline, as well as continued commitment to governmental reforms. Development also may be influenced by international economic conditions, particularly those in the United States and Japan, and by world demand for goods produced in countries in the Pacific/Asia region.

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Quantitative Model Risk – Certain Underlying Funds may use quantitative methods to select securities. Securities selected using quantitative methods may perform differently from the market as a whole for may reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable an Underlying Fund to achieve its objective.

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Real Estate Investment Trusts Risk – The Fund and certain Underlying Funds may invest in real estate investment trusts (REITs), which are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT and/or by changes in the prospect for earnings and/or cash flow growth of the REIT itself. In addition, certain of the risks associated with general real estate ownership apply to the Fund’s or Underlying Fund’s REIT investments, including risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates.

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Reinvestment Risk – Because the Fund and certain Underlying Funds may invest in debt securities, income from the Fund’s and those Underlying Funds’ debt securities portfolios will decline if and when the Fund or Underlying Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund’s or Underlying Fund’s portfolio.

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Repurchase Agreements Risk – The Fund and certain Underlying Funds may use repurchase agreements, which are agreements in which the seller of a security to the Fund or Underlying Fund agrees to repurchase that security from the Fund or Underlying Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s or Underlying Fund’s income and the value of your investment in the Fund or, indirectly, the Underlying Fund to decline.

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Sector Risk – At times, the Fund and certain Underlying Funds may have a significant portion of their assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund and Underlying Funds more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

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Short Sales Risk – Certain Underlying Funds may engage in short selling. A short sale generally involves the sale by the Underlying Fund of a security it does not own with the expectation of acquiring the security at a later time at a lower price, but can involve the sale by the Underlying Fund of a security it does own. In order to short sell a common stock, the Underlying Fund must borrow, buy or already hold the security in order to make delivery to the counterparty. If the Underlying Fund borrows the security, it then is obligated to replace the security at some later time. The price of the security at such time may be higher or lower than the price at which the security was sold short by the Underlying Fund. Therefore, the Underlying Fund bears the risk that the price of the security at the time of replacement has not decreased. Short sales can potentially involve unlimited loss, as the market price of securities sold short may continue to increase, although the Underlying Fund may be able to limit any such losses by purchasing the securities sold short. There also is a risk that the Underlying Fund may experience difficulty purchasing the security necessary for replacement if the security does not have a liquid market at the time that the replacement must occur or that an event may occur.

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Smaller Company Securities Risk – The Fund and certain Underlying Funds may invest in securities of small- or mid-capitalization companies (“smaller companies”) which can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but also may have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

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Special Situations Risk – Certain Underlying Funds invest in securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, which may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.

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Tax Risk. One of the Underlying Funds currently intends to take positions in forward currency contracts with an aggregate notional value exceeding 80% of the Underlying Fund’s total net assets. As a regulated investment company, a fund must derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income” under the Internal Revenue Code of 1986, as amended. Although foreign currency gains currently constitute “qualifying income,” the Treasury Department has the authority to issue regulations excluding from the definition of “qualifying income” a fund’s foreign currency gains not “directly related” to its “principal business” of investing in stocks or securities (or options and futures with respect thereto). Such regulations might treat gains from some of the Underlying Fund’s foreign currency-denominated positions as not “qualifying income” and there is a remote possibility that such regulations might be applied retroactively, in which case the Underlying Fund might not qualify as a regulated investment company for one or more years. In the event the Treasury Department issues such regulations, the Underlying Fund’s Board of Directors may authorize a significant change in investment strategy or Underlying Fund liquidation.

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Technology Sector Risk – The Fund and certain Underlying Funds may invest in securities of companies in the technology sector, which are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. In addition, many technology companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

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U.S. Government Obligations Risk – The Fund and certain Underlying Funds may invest in U.S. Government obligations. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

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Value Securities Risk – The Fund and certain Underlying Funds may invest in value securities, which are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Advisor’s future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

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Zero-Coupon Bonds Risk – Certain Underlying Funds may invest in zero-coupon bonds, which are bonds that do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a discount and their values may fluctuate more than the values of similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest accrued on these securities is reported as income to the Fund or Underlying Fund and distributed to its shareholders.

4.	Expense Reimbursement Arrangement. The section entitled “Management of the Fund – Primary Service Providers – Expense Reimbursement Arrangement” is deleted and replaced with the following:

The Advisor has contractually agreed to waive a portion of its advisory fee through January 31, 2012 so that the effective advisory fee rate will be a blend of (i) 0.00% on assets invested in other Columbia Funds, exchange-traded funds or third party mutual funds, and (ii) 0.65% on other assets. In addition, the Advisor has contractually agreed to bear, through January 31, 2012, a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any brokerage commissions, interest, taxes, extraordinary expenses, acquired fund fees and expenses and certain advisory fees, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed the annual rates of 0.51%, 1.26%, 1.26%, 0.56% and 0.26% of the Fund’s average daily net assets attributable to Class A, Class B, Class C, Class T and Class Z shares, respectively. These fee and expense arrangements may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Advisor.

5.	Underlying Funds. The following section is added as a new section following “Additional Investment Strategies and Policies”:

Underlying Funds Summary

The table starting below provides a brief overview of the investment objectives and principal investments of certain of the Underlying Funds in which the Fund may invest. The Fund invests in the Underlying Funds in varying proportions.

You’ll find more detailed information about each of these Underlying Fund’s investment strategies and risks in its prospectus and SAI. Refer to www.columbiamanagement.com or contact your financial advisor for details.

The Underlying Funds	Investment Objectives	Principal Investment Strategies
Large Cap Equity Funds

Columbia Contrarian Core Fund	The Fund seeks total return, consisting of long-term capital appreciation and current income.	Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks. In addition, under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of U.S. companies that have large market capitalizations (generally over $2 billion) that the Advisor believes have the potential for long-term growth and current income. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments.

Columbia Diversified Equity Income Fund	The Fund seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital.	The Fund’s assets primarily are invested in equity securities. Under normal market conditions, the Fund will invest at least 80% of its net assets in dividend-paying common and preferred stocks. The Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic sector and, at times, may emphasize one or more particular sectors.

Columbia Dividend Income Fund	The Fund seeks total return, consisting of current income and capital appreciation.	Under normal circumstances, the Fund invests at least 80% of its net assets in a diversified portfolio of income-producing (dividend-paying) equity securities, which will consist primarily of common stocks but also may include preferred stocks and convertible securities. The Fund may invest up to 20% of its net assets in debt securities, including securities that, at the time of purchase, are rated low and below investment grade or are unrated but determined by the Advisor to be of comparable quality, which are commonly referred to as “junk bonds.” The Fund may also invest up to 20% of its net assets in foreign securities. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments.

Columbia Dividend Opportunity Fund	The Fund seeks to provide shareholders with a high level of current income. The Fund’s secondary objective is growth of income and capital.	The Fund’s assets are primarily invested in equity securities. Under normal market conditions, the Fund will invest at least 80% of its net assets in dividend-paying common and preferred stocks. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund may invest up to 25% of its net assets in foreign investments.

Columbia Energy and Natural Resources Fund	The Fund seeks long-term capital appreciation.	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of U.S. and foreign companies engaged in the energy and natural resources industries. The Fund typically invests at least

The Underlying Funds	Investment Objectives	Principal Investment Strategies

50% of its assets in crude oil, petroleum and natural gas companies. The Fund also may invest up to 35% of its assets in precious metals, such as gold bullion, and companies engaged in the production of precious metals. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments.

Columbia Equity Value Fund	The Fund seeks to provide shareholders with growth of capital and income.	Under normal market conditions, the Fund will invest at least 80% of its net assets in equity securities. These securities may provide income, offer the opportunity for long-term capital appreciation, or both. The Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors.

Columbia Large Cap Core Fund	The Fund seeks long-term capital appreciation.	Under normal circumstances, the Fund invests at least 80% of its net assets in securities of companies that have market capitalizations in the range of companies in the Standard & Poor’s (S&P) 500® Index at the time of purchase. The Fund may invest up to 20% of its total assets in foreign securities. The Fund normally invests in common stocks, preferred stocks and convertible securities like warrants and rights. The Fund also may invest in exchange-traded funds.

Columbia Large Cap Enhanced Core Fund	The Fund seeks total return before fees and expenses that exceeds the total return of the Standard & Poor’s (S&P) 500® Index.	Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks that comprise the S&P 500® Index, convertible securities that are convertible into stocks included in that index, and derivatives whose returns are closely equivalent to the returns of the S&P 500® Index or its components.

Columbia Large Cap Growth Fund	The Fund seeks long-term capital appreciation.	Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of large-capitalization companies, primarily common stocks and securities that can be converted into common stocks. These companies generally have market capitalizations in the range of companies in the Russell 1000 Growth Index at the time of purchase. The Fund may also invest up to 20% of its total assets in foreign securities. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments.

Columbia Large Cap Value Fund	The Fund seeks long-term capital appreciation.	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell 1000 Value Index at the time of purchase. The Fund may invest up to 20% of its total assets in foreign securities. The Fund also may invest in real estate investment trusts.

Columbia Large Core Quantitative Fund	The Fund seeks to provide shareholders with long-term capital growth.	Under normal market conditions, at least 80% of the Fund’s net assets are invested in equity securities of companies listed on U.S. exchanges with market capitalizations greater than $5 billion at the time of purchase. The universe of stocks from which the Advisor selects the Fund’s investments primarily will be those included in the Fund’s benchmark, the S&P 500 Index. The Fund generally holds fewer stocks than the index and may hold securities that are not in the index.

Columbia Large Growth Quantitative Fund	The Fund seeks to provide shareholders with long-term capital	Under normal market conditions, at least 80% of the Fund’s net assets are invested in equity securities of

The Underlying Funds	Investment Objectives	Principal Investment Strategies

	growth.	companies with market capitalizations of over $5 billion at the time of purchase or that are within the capitalization range of companies in the Russell 1000 Growth Index at the time of purchase. The universe of stocks from which the Advisor selects the Fund’s investments primarily will be those included in the Russell 1000 Growth Index. The Fund generally holds fewer stocks than the index and may hold securities that are not in the index.

Columbia Large Value Quantitative Fund	The Fund seeks to provide shareholders with long-term capital growth.	Under normal market conditions, at least 80% of the Fund’s net assets are invested in equity securities of companies with market capitalizations of over $5 billion at the time of purchase or that are within the capitalization range of companies in the Russell 1000 Value Index at the time of purchase. The Fund can invest in any economic sector and, at times, may emphasize one or more particular sectors. The universe of stocks from which the Advisor selects the Fund’s investments primarily will be those included in the Russell 1000 Value Index. The Fund generally holds fewer stocks than the index and may hold securities that are not in the index.

Columbia Marsico Flexible Capital Fund	The Fund seeks to provide shareholders with long-term growth of capital.	The Fund is a non-diversified fund that invests in equity securities and other investments that are selected primarily for their long-term growth potential. Under normal market conditions, the Fund may invest up to 40% of its assets in various types of fixed income and variable income securities, including up to 25% in securities rated below investment grade (commonly called “high yield securities” or “junk bonds”). The Fund may invest without limit in foreign investments, including investments in emerging markets. The Fund may invest in issuers of any size, and will generally hold a core position of between 20 and 50 securities or other investments, but this range may change from time to time.

Columbia Marsico Focused Equities Fund	The Fund seeks long-term growth of capital.	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities. These investments mostly consist of equity securities of large-capitalization companies that have market capitalizations of $5 billion or more at the time of purchase. The Fund, which is non-diversified, generally will hold a core position of between 20 and 30 common stocks that are believed to have potential for long-term growth. The Fund may invest up to 25% of its total assets in foreign securities, including in emerging market securities.

Columbia Recovery and Infrastructure Fund	The Fund seeks to provide shareholders with long-term growth of capital.	The Fund is a non-diversified mutual fund that generally seeks to invest in infrastructure-related companies that appear to be undervalued or that may be temporarily out of favor, but that the Advisor believes are entering a period of recovery (i.e., a period in which these infrastructure-related companies have good prospects for growth or capital appreciation). Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities issued by infrastructure-related companies. The Fund may invest up to 20% of its assets in securities of issuers that are not infrastructure-related companies including companies that the Advisor believes may be undervalued due to their cyclical nature, market

The Underlying Funds	Investment Objectives	Principal Investment Strategies

conditions, and/or changes in the economy. The Fund may invest in companies of any size and may invest up to 25% of its net assets in foreign investments. The Fund may invest in publicly traded units of master limited partnerships, real estate investment trusts, ETFs and other investment companies.

Columbia Select Large Cap Growth Fund	The Fund seeks long-term capital appreciation.	Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks of U.S. and foreign companies that have market capitalizations in the range of companies in the Russell 1000 Growth Index at the time of purchase. The Fund may invest directly in foreign securities or indirectly through depositary receipts. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund will not concentrate its assets in any single industry but may invest more than 25% of its assets in companies in the technology and health care sectors, respectively.

Columbia Select Large-Cap Value Fund	The Fund seeks to provide shareholders with long-term capital appreciation

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in the common stock of “value” companies with large market capitalizations ($4 billion or more) at the time of purchase by the Fund. The Fund considers “value” companies to be those companies believed by the Advisor to be undervalued, either historically, by the market, or by their peers. The Advisor seeks to identify value companies that it believes display certain characteristics, including but not limited to, a low price-to-earnings and/or low price-to-book ratio, positive change in senior management, positive corporate restructuring, temporary setback in price due to factors that no longer exist, positive shift in the company’s business cycle, and/or a catalyst for increase in the rate of the company’s earnings growth. The Fund may hold a small number of securities because the Advisor believes doing so allows it to adhere to its value investment approach. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors.

Columbia Seligman Communications and Information Fund, Inc.	The Fund seeks to provide shareholders with capital gains.	Under normal market conditions, the Fund will invest at least 80% of its net assets in securities of companies operating in the communications, information and related industries. The Fund may invest up to 25% of its net assets in foreign investments.

Columbia Strategic Investor Fund	The Fund seeks long-term growth of capital by using a “value” approach to invest primarily in common stocks.

Under normal circumstances, the Fund invests primarily in common stocks of companies that the Advisor believes are attractively valued and have the potential for long-term growth. The Fund may invest in companies that have market capitalizations of any size and may invest a significant amount of its assets in smaller companies. The Fund may invest up to 33% of its total assets in foreign securities, including securities of companies in emerging market countries. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in special situations such as initial public offerings, in companies involved in management changes, tender

The Underlying Funds	Investment Objectives	Principal Investment Strategies

offers, mergers and other corporate restructurings and in companies developing new technologies.

Columbia Value and Restructuring Fund	The Fund seeks long-term capital appreciation.	Under normal circumstances, the Fund invests at least 65% of its assets in common stocks of companies that the Advisor believes will benefit from various types of restructuring efforts or industry consolidation. The Fund may invest in companies that have market capitalizations of any size. The Fund may invest in foreign securities, including securities of companies in emerging market countries. The Fund may invest directly in foreign securities or indirectly through depositary receipts. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in special situations such as companies involved in initial public offerings, tender offers, mergers and other corporate restructurings, and in companies involved in management changes or companies developing new technologies.

RiverSource Partners Fundamental Value Fund	The Fund seeks to provide shareholders with long-term capital growth.	The Fund’s assets are primarily invested in equity securities of U.S. companies. Under normal market conditions, the Fund’s net assets will be invested primarily in companies with market capitalizations of at least $5 billion at the time of the Fund’s investment. The Fund may invest up to 25% of its net assets in foreign investments. The Fund may invest in any economic sector and, at times, it may emphasize one or more particular sectors.

Mid- and Small-Capitalization Domestic Equity Funds

Columbia Acorn Fund	The Fund seeks long-term capital appreciation.	Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under $5 billion at the time of investment. The Fund invests the majority of its assets in U.S. companies, but also may invest up to 33% of its total assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom) and in emerging markets (for example, China, India and Brazil).

Columbia Acorn Select	The Fund seeks long-term capital appreciation.	Under normal circumstances, the Fund invests a majority of its net assets in the common stock of companies with market capitalizations under $20 billion at the time of investment. The Fund invests the majority of its assets in U.S. companies, but also may invest up to 33% of its total assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom) and in emerging markets (for example, China, India and Brazil). The Fund invests in a limited number of companies (generally between 30-60), offering the potential to provide above-average growth over time. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

Columbia Acorn USA	The Fund seeks long-term capital appreciation.	Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. companies. Under normal circumstances, the Fund invests a majority of its net assets in small- and mid-sized companies with market capitalizations under $5 billion at the time of investment.

Columbia Frontier Fund, Inc.	The Fund seeks to provide	Although the Fund may invest in the securities of any

The Underlying Funds	Investment Objectives	Principal Investment Strategies

	shareholders with growth of capital.	company, the Fund invests at least 65% of its net assets (including any amounts borrowed for investment purposes), determined at the time of investment, in equity securities of small U.S. companies. For these purposes, small companies are currently defined as companies with market capitalization, at the time of purchase, of $2 billion or less. Companies are selected for their growth prospects (as identified by the Advisor).

Columbia Marsico Growth Fund	The Fund seeks long-term growth of capital.	Under normal circumstances, the Fund invests primarily in equity securities of large-capitalization companies that have market capitalizations of $5 billion or more at the time of purchase. The Fund generally holds a core position of between 35 and 50 common stocks. The Fund may invest up to 25% of its total assets in foreign securities, including in emerging market securities.

Columbia Mid Cap Growth Fund	The Fund seeks significant capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies with a market capitalization, at the time of initial purchase, equal to or less than the largest stock in the Russell Midcap Index.	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell Midcap Index at the time of purchase. The Fund also may invest up to 20% of its net assets in equity securities of companies that have market capitalizations outside the range of the Russell Midcap Index. The Fund may also invest up to 20% of its total assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may also invest in convertible securities, including preferred stock, warrants and debentures. The Fund may invest in special situations such as initial public offerings, in companies involved in management changes, tender offers, mergers and other corporate restructurings and in companies developing new technologies.

Columbia Mid Cap Growth Opportunity Fund	The Fund seeks to provide shareholders with growth of capital.	Under normal market conditions, the Fund will invest at least 80% of its net assets at the time of purchase in the common stocks of mid-capitalization companies. The Advisor defines mid-cap companies as those whose market capitalization (number of shares outstanding multiplied by the share price) falls within the range of the companies that comprise the Russell Midcap Growth Index.

Columbia Mid Cap Index Fund	The Fund seeks total return before fees and expenses that corresponds to the total return of the S&P MidCap 400® Index.	Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks that comprise the S&P MidCap 400® Index. The Fund may invest in derivatives, consisting of stock index futures or options, as substitutes for the underlying securities in the S&P MidCap 400® Index. The Fund attempts to achieve at least a 95% correlation between the performance of the S&P MidCap 400® Index and the Fund’s investment results, before fees and expenses.

Columbia Mid Cap Value Fund	The Fund seeks long-term capital appreciation.	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell Midcap Value Index at the time of purchase. The Fund may invest up to 20% of its total assets in foreign securities. The Fund also may invest in

The Underlying Funds	Investment Objectives	Principal Investment Strategies

real estate investment trusts.

Columbia Mid Cap Value Opportunity Fund	The Fund seeks to provide shareholders with long-term growth of capital.	Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of medium-sized companies. Medium-sized companies are those whose market capitalizations at the time of purchase fall within the range of the Russell Midcap Value Index. Up to 20% of the Fund’s net assets may be invested in stocks of smaller or larger companies, preferreds, convertibles, or other debt securities. The Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors.

Columbia Multi-Advisor Small Cap Value Fund	The Fund seeks to provide shareholders with long-term capital appreciation.	Under normal market conditions, at least 80% of the Fund’s net assets are invested in small cap companies. For these purposes, small cap companies are those that have a market capitalization, at the time of investment, of up to $2.5 billion or that fall within the range of the Russell 2000 Value Index. The Fund may invest up to 25% of its net assets in foreign investments.

Columbia Select Smaller-Cap Value Fund	The Fund seeks to provide shareholders with long-term capital appreciation.	Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in the common stock of “value” companies with smaller market capitalizations ($3 billion or less) at the time of purchase by the Fund. The Fund considers “value” companies to be those companies believed by the Advisor to be undervalued, either historically, by the market, or by their peers. The Fund may invest up to 25% of its net assets in foreign investments. The Fund may hold a small number of securities because the Advisor believes doing so allows it to adhere to its value investment approach. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors.

Columbia Small Cap Core Fund	The Fund seeks long-term capital appreciation	Under normal market conditions, the Fund invests at least 80% of net assets in stocks of companies that have market capitalizations in the range of companies in the Russell 2000 Index at the time of purchase. The Fund may also invest up to 20% of total assets in foreign equity securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments.

Columbia Small Cap Growth Fund I	The Fund seeks capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies with a market capitalization, at the time of initial purchase, equal to or less than the largest stock in the S&P SmallCap 600 Index.	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of companies in the S&P SmallCap 600 Index at the time of purchase. The Fund may also invest up to 20% of its net assets in stocks of companies that have market capitalizations outside the range of the S&P SmallCap 600 Index. The Fund may also invest up to 20% of its total assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may also invest in convertible securities, including preferred stock, warrants and

The Underlying Funds	Investment Objectives	Principal Investment Strategies

debentures.

Columbia Small Cap Value Fund I	The Fund seeks long-term capital appreciation.	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell 2000 Value Index at the time of purchase. The Fund may invest up to 20% of its total assets in foreign securities.

Columbia Small Cap Value Fund II	The Fund seeks long-term capital appreciation.	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell 2000 Value Index at the time of purchase. The Fund may invest up to 20% of its total assets in foreign securities. The Fund also may invest in real estate investment trusts.

RiverSource Disciplined Small and Mid Cap Equity Fund	The Fund seeks to provide shareholders with long-term capital growth.	Under normal market conditions, at least 80% of the Fund’s net assets are invested in equity securities of companies with market capitalizations of up to $5 billion or that fall within the range of companies that comprise the Russell 2500 Index at the time of investment. Up to 25% of the Fund’s net assets may be invested in foreign investments.

RiverSource Disciplined Small Cap Value Fund	The Fund seeks to provide shareholders with long-term capital growth.

Under normal market conditions, at least 80% of the Fund’s net assets are invested in small capitalization equity securities. For these purposes, small capitalization equity securities are securities of companies with market capitalizations that fall within the range of companies that comprise the Russell 2000 Value Index at the time of investment. Up to 25% of the Fund’s net assets may be invested in foreign investments.

Seligman Capital Fund, Inc.	The Fund seeks to provide shareholders with capital appreciation.

The Fund invests primarily in the common stock of medium-sized U.S. companies. The Fund defines medium-sized companies as those with market capitalizations at the time of purchase by the Fund of between $1 billion and $15 billion. The Fund may invest up to 25% of its net assets in foreign investments.

Seligman Growth Fund, Inc.	The Fund seeks to provide shareholders with long-term capital appreciation.	Generally, the Fund invests primarily in the common stock of large U.S. companies, selected for their growth prospects, but may also invest in small and mid-sized companies. The Fund may invest up to 25% of its net assets in foreign investments.

International/Global Equity Funds

Columbia Acorn International	The Fund seeks long-term capital appreciation.	Under normal circumstances, the Fund invests at least 75% of its total assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom) and in emerging markets (for example, China, India and Brazil). Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under $5 billion at the time of investment.

Columbia Acorn International Select	The Fund seeks long-term capital appreciation.	Under normal circumstances, the Fund invests at least 65% of its net assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom). The Fund also may invest up to 35% of its total assets in companies in emerging markets (for example, China, India and Brazil). The Fund invests in at least three countries other than the United States but may invest up to

The Underlying Funds	Investment Objectives	Principal Investment Strategies

25% of its total assets in securities of U.S. issuers. Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under $25 billion at the time of investment. The Fund also may invest in larger-sized companies. The Fund invests in a limited number of foreign companies (generally between 40-60), offering the potential to provide above-average growth over time.

Columbia Asia Pacific ex-Japan Fund	The Fund seeks to provide shareholders with long-term growth of capital.	Under normal market conditions, at least 80% of the Fund’s net assets will be invested in securities of companies located in the Asia Pacific Region, excluding Japan. The Fund may invest in companies of any market capitalization. Countries in the Asia Pacific Region include but are not limited to Australia, China, Hong Kong, India, Indonesia, Malaysia, New Zealand, Pakistan, Philippines, Singapore, South Korea, Taiwan, Thailand and Vietnam. Some of these countries may represent developing or emerging markets. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. From time to time, the portfolio management team may use forward currency transactions or other derivative instruments to hedge against currency fluctuations. The portfolio management team may use derivatives such as futures, options, forward contracts and swaps, including participatory notes, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, to speculate, or to obtain or reduce credit exposure.

Columbia Emerging Markets Fund	The Fund seeks long-term capital appreciation.	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies located in emerging market countries. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in special situations such as companies involved in initial public offerings, tender offers, mergers and other corporate restructurings, and in companies involved in management changes or companies developing new technologies.

Columbia Emerging Markets Opportunity Fund	The Fund seeks to provide shareholders with long-term capital growth.	The Fund’s assets are primarily invested in equity securities of emerging markets companies. Under normal market conditions, at least 80% of the Fund’s net assets will be invested in securities of companies that are located in emerging markets countries, or that earn 50% or more of their total revenues from goods or services produced in emerging market countries or from sales made in emerging markets countries. From time to time the team may use forward currency transactions or other derivative instruments to hedge against currency fluctuations.

Columbia European Equity Fund	The Fund seeks to provide shareholders with capital appreciation.	The Fund primarily invests in equity securities of European companies that are believed to offer growth potential. Under normal market conditions, the Fund will invest at least 80% of its net assets in equity securities of European issuers. Although the Fund emphasizes investments in developed countries, the Fund also may invest in companies located in developing or emerging markets. From time to time the team may use forward

The Underlying Funds	Investment Objectives	Principal Investment Strategies

currency transactions or other derivative instruments to hedge against currency fluctuations.

Columbia Global Equity Fund	The Fund seeks to provide shareholders with long-term capital growth.	Under normal market conditions, at least 80% of the Fund’s net assets will be invested in equity securities, including securities of companies located in developed and emerging countries. Under normal market conditions, the Fund generally will invest at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the U.S., have their securities traded on non-U.S. exchanges or have been formed under the laws of non-U.S. countries. The Advisor may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these securities or specific foreign markets are unfavorable. From time to time the team may use forward currency transactions or other derivative instruments to hedge against currency fluctuations.

Columbia Global Extended Alpha Fund	The Fund seeks to provide shareholders with long-term capital growth.	Under normal market conditions, the Fund will invest primarily in equity securities, including at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the U.S., have their securities traded on non-U.S. exchanges or have been formed under the laws of non-U.S. countries. The Fund’s subadvisor may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these securities or specific foreign markets are unfavorable. The Fund may invest in equity securities of companies located in developed and emerging markets. The Fund will hold both long and short positions. The subadvisor is able to invest the proceeds from its short positions in additional long positions. Both long and short positions may be obtained through buying or selling individual securities or creating similar long or short exposure through the use of derivative instruments. The Fund expects to maintain an approximate net long asset exposure to the equity market (long market exposure minus short market exposure) between 90% and 105%, targeting 110% to 140% gross long exposure and 10% to 40% gross short exposure. Actual exposure will vary over time based on factors such as market movements and the portfolio management team’s assessment of market conditions and may result in the Fund not taking short positions from time to time. In addition to individual stocks, the portfolio management team may use ETFs, and certain derivative instruments, including portfolio and equity swaps, futures, options and forward contracts. These instruments may be used by the Fund to obtain additional long or short exposure to a security (or basket of securities) or to hedge existing long or short positions. From time to time the team may hold foreign currencies, or use forward currency transactions or other derivative instruments to hedge against currency fluctuations.

Columbia International Value Fund	The Fund seeks long-term capital appreciation.	The Fund invests all or substantially all of its assets in Columbia International Value Master Portfolio, which has the same investment objective as the Fund. Under normal circumstances, the Master Portfolio invests at least 65% of its total assets in equity securities of foreign companies

The Under lying Funds	Investment Objectives	Principal Investment Strategies

that have market capitalizations of more than $1 billion at the time of purchase. The Master Portfolio typically invests in foreign companies in at least three countries, other than the United States, at any one time and may invest in emerging market countries. The Master Portfolio invests primarily in foreign equity securities, either directly or indirectly through closed-end investment companies and depositary receipts.

Columbia Marsico International Opportunities Fund	The Fund seeks long-term growth of capital.	Under normal circumstances, the Fund invests at least 65% of its total assets in common stocks of foreign companies. The Fund may invest in an unlimited number of companies of any size throughout the world that are selected for their long-term growth potential. The Fund normally invests in issuers from at least three different countries not including the United States. The Fund may invest in common stocks of companies operating in, or economically tied to, emerging market countries.

Columbia Multi-Advisor International Equity Fund	The Fund seeks long-term capital growth.	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities (including common stock and preferred stock) of established companies located in at least three countries other than the United States, including emerging market countries. The Fund may invest in mutual funds managed by the Advisor or an affiliate, third-party advised mutual funds, foreign investment funds or trusts, convertible securities, real estate investment trusts and depositary receipts.

Columbia Multi-Advisor International Value Fund	The Fund seeks to provide shareholders with long-term capital growth.	The Fund’s assets primarily are invested in equity securities of foreign issuers that are believed to be undervalued and offer growth potential. The Fund may invest in both developed and emerging markets. The Fund may use foreign currency forward contracts.

Columbia Pacific/Asia Fund	The Fund seeks long-term capital appreciation.	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies located in Asia and the Pacific Basin, including Australia, New Zealand and India and other countries within this region. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in special situations such as companies involved in initial public offerings, tender offers, mergers and other corporate restructurings, and in companies involved in management changes or companies developing new technologies.

Columbia Seligman Global Technology Fund	The Fund seeks to provide shareholders with long-term capital appreciation.	The Fund generally invests at least 80% of its assets in equity securities of U.S. and non-U.S. companies with business operations in technology and technology-related industries. For these purposes, technology-related companies are those companies that use technology extensively to improve their business processes and applications. The technology industry comprises information technology and communications, as well as medical, environmental and bio-technology. The Fund may invest in companies domiciled in any country which the Advisor believes to be appropriate to the Fund’s objective. The Fund generally invests in several countries in different geographic regions. Under normal market conditions, the Fund generally will invest at least 40% of its net assets in companies that maintain their principal

The Underlying Funds	Investment Objectives	Principal Investment Strategies

place of business or conduct their principal business activities outside the U.S., have their securities traded on non-U.S. exchanges or have been formed under the laws of non-U.S. countries. The Advisor may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these types of companies or specific foreign markets are unfavorable. The Fund also may invest up to 20% of its assets in preferred stock and investment-grade or comparable quality debt securities.

RiverSource Disciplined International Equity Fund	The Fund seeks to provide shareholders with long-term capital growth.	Under normal market conditions, at least 80% of the Fund’s assets will be invested in equity securities of foreign issuers or in instruments that provide exposure to foreign equity markets. The Fund may invest in securities of or instruments that provide exposure to both developed and emerging markets issuers. The Advisor may use forward currency transactions or other derivative instruments to hedge against currency fluctuations. The Advisor may also use derivative instruments, such as options, futures, forward contracts or swaps, to produce incremental earnings, to increase flexibility, to gain exposure to a segment of the market or to hedge against existing positions.

RiverSource Partners International Select Growth Fund	The Fund seeks to provide shareholders with long-term capital growth.	The Fund’s assets are primarily invested in equity securities of foreign issuers that are believed to offer strong growth potential. The Fund may invest in both developed and emerging markets. The Fund may use foreign currency futures contracts or foreign currency forward contracts and may purchase foreign currency.

RiverSource Partners International Small Cap Fund	The Fund seeks to provide shareholders with long-term growth of capital.	The Fund invests primarily in equity securities of non-U.S. companies. Under normal market conditions, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in the stocks of small companies. The Fund considers small companies to be those whose market capitalization falls within the range of companies in the S&P Global ex-U.S. Small Cap Index. The Fund may invest in mature markets (such as the United Kingdom, Canada, and Japan) and in emerging markets (such as Korea, Mexico, and Russia). The Fund will hold both growth and value stocks and at times may favor one more than the other based on available opportunities. The Fund may use foreign currency futures contracts or foreign currency forward contracts and may purchase foreign currency.

Threadneedle Global Equity Income Fund	The Fund seeks to provide shareholders with a high level of current income and secondarily, growth of capital.	Under normal market conditions, the Fund will invest at least 80% of its net assets in equity securities. The securities in which the Fund invests will typically include dividend-paying common and preferred stocks that produce current income or that offer potential to produce income. The Fund may invest in equity securities of companies located in developed and emerging markets. The Fund may invest in any economic sector and, at times, it may emphasize one or more particular sectors. Under normal market conditions, the Fund generally will invest at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the U.S., have their securities traded on non-U.S. exchanges or have been formed under

The Underlying Funds	Investment Objectives	Principal Investment Strategies

the laws of non-U.S. countries. The Advisor may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these securities or specific foreign markets are unfavorable. From time to time the Fund may use forward currency transactions or other derivative instruments to hedge against currency fluctuations. The Fund may use derivatives such as futures, options, swaps, forward contracts and structured investments, to produce incremental earnings, to hedge existing positions and/or currency fluctuations, or to increase flexibility.

Threadneedle International Opportunity Fund	The Fund seeks to provide shareholders with long-term capital growth.	The Fund’s assets primarily are invested in equity securities of foreign issuers that are believed to offer strong growth potential. The Fund may invest in developed and in emerging markets. From time to time the team may use forward currency transactions or other derivative instruments to hedge against currency fluctuations.

Government and Corporate Debt Funds

Columbia Bond Fund	The Fund seeks current income, consistent with minimal fluctuation of principal.	Under normal circumstances, the Fund invests at least 80% of its net assets in bonds and other debt securities. The Fund generally invests at least 65% of its assets in debt securities issued by the U.S. Government and its agencies and instrumentalities, debt securities issued by corporations, and mortgage- and other asset-backed securities that, at the time of purchase, are rated in at least one of the three highest rating categories or are unrated but determined by the Advisor to be of comparable quality. The Fund may invest up to 25% of its assets in dollar-denominated debt securities issued by foreign governments, companies or other entities and up to 20% of its assets in preferred stock. The Fund also may invest up to 25% of its assets in securities that, at the time of purchase, are rated below investment grade or unrated but determined by the Advisor to be of comparable quality, which are commonly referred to as “junk bonds.” The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may also invest in private placements. The Fund may invest in mortgage dollar rolls up to the Fund’s then current position in mortgage-backed securities.

Columbia Corporate Income Fund	The Fund seeks total return, consisting primarily of current income and secondarily of capital appreciation.	Under normal circumstances, the Fund invests at least 80% of its net debt securities issued by corporate and other non-governmental issuers, including dollar-denominated debt securities issued by foreign companies. The Fund also invests at least 60% of total assets in securities that, at the time of purchase, are investment grade securities or unrated securities determined by the Advisor to be of comparable quality. The Fund may invest up to 40% of total assets in securities that, at the time of purchase, are below investment grade securities or in unrated securities determined by the Advisor to be of comparable quality. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund also may invest in private placements. The Fund may also participate in mortgage

The Underlying Funds	Investment Objectives	Principal Investment Strategies

dollar rolls up to the Fund’s then current position in mortgage-backed securities.

Columbia Diversified Bond Fund	The Fund seeks to provide shareholders with a high level of current income while conserving the value of the investment for the longest period of time.	Under normal market conditions, the Fund invests at least 80% of its net assets in bonds and other debt securities. At least 50% of the Fund’s net assets will be invested in securities like those included in the Barclays Capital U.S. Aggregate Bond Index, which are investment grade and denominated in U.S. dollars. The index includes securities issued by the U.S. government, corporate bonds, and mortgage- and asset-backed securities. Although the Fund emphasizes high- and medium-quality debt securities, it will assume some credit risk in an effort to achieve higher yield and/or capital appreciation by buying lower-quality (junk) bonds. Up to 25% of the Fund’s net assets may be invested in foreign investments, which may include investments in emerging markets. The Advisor may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

Columbia Emerging Markets Bond Fund	The Fund seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation.	The Fund is a non-diversified fund that invests primarily in fixed income securities of emerging markets issuers. Under normal market conditions, at least 80% of the Fund’s net assets will be invested in fixed income securities of issuers that are located in emerging markets countries, or that earn 50% or more of their total revenues from goods or services produced in emerging markets countries or from sales made in emerging markets countries. Such securities may be denominated in either non-U.S. currencies or the U.S. dollar. While the Fund may invest 25% or more of its total assets in the securities of foreign governmental and corporate entities located in the same country, it will not invest 25% or more of its total assets in any single foreign government issuer. Emerging market fixed income securities are generally rated in the lower rating categories of recognized rating agencies or considered by the Advisor to be of comparable quality. These lower quality fixed income securities are often called “junk bonds.” The Fund may invest up to 100% of its assets in these lower rated securities. The Advisor may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

Columbia Floating Rate Fund	The Fund seeks to provide shareholders with a high level of current income and, as a secondary objective, preservation of capital.	Under normal market conditions, at least 80% of the Fund’s net assets will be invested in floating rate loans and other floating rate debt securities. These debt obligations will generally be rated non-investment grade by recognized rating agencies (similar to “junk bonds”) or, if unrated, be considered by the Advisor to be of comparable quality. Up to 25% of the Fund’s net assets may be invested in foreign investments.

Columbia Global Bond Fund	The Fund seeks to provide shareholders with high total return through income and growth of	The Fund is a non-diversified mutual fund that invests primarily in debt obligations of U.S. and foreign issuers. Under normal market conditions, at least 80% of the

The Underlying Funds	Investment Objectives	Principal Investment Strategies

	capital.	Fund’s net assets will be invested in investment-grade corporate or government debt obligations, including money market instruments, of issuers located in at least three different countries. Although the Fund emphasizes high and medium-quality debt securities, it may assume some credit risk in seeking to achieve higher dividends and /or capital appreciation by buying below investment-grade bonds (junk bonds). Under normal market conditions, the Fund generally will invest at least 40% of its net assets in debt obligations of foreign governments, and companies that (a) maintain their principal place of business or conduct their principal business activities outside the U.S., (b) have their securities traded on non-U.S. exchanges or (c) have been formed under the laws of non-U.S. countries. The Advisor may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these securities or specific foreign markets are unfavorable. The Advisor may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, interest rate fluctuations or currency fluctuations, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

Columbia Inflation Protected Securities Fund	The Fund seeks to provide shareholders with total return that exceeds the rate of inflation over the long term.	The Fund is a non-diversified fund that, under normal market conditions, invests at least 80% of its net assets in inflation-protected debt securities. These securities include inflation-indexed bonds of varying maturities issued by the U.S. government and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. The Fund currently intends to focus on inflation-protected debt securities issued by the U.S. Treasury. The Fund invests only in securities rated investment grade at the time of purchase by a third-party rating agency or, if unrated, deemed by the Advisor to be of comparable quality. Up to 20% of the Fund’s net assets may be invested in non-inflation protected debt obligations issued by U.S. and foreign governments, their agencies and instrumentalities, as well as U.S. and foreign corporate debt obligations, mortgage and asset-backed securities and money market instruments.

Columbia Intermediate Bond Fund	The Fund seeks total return, consisting of current income and capital appreciation.	Under normal circumstances, the Fund invests at least 80% of its net assets in bonds, including debt securities issued by the U.S. Government and its agencies, debt securities issued by corporations, mortgage- and other asset-backed securities and dollar-denominated securities issued by foreign governments, companies or other entities. The Fund also invests at least 60% of its net assets in debt securities that, at the time of purchase, are rated in at least one of the three highest bond rating categories or are unrated securities determined by the Advisor to be of comparable quality. The Fund may invest up to 20% of net assets in securities that, at the time of purchase, are below investment grade securities (commonly referred to as “high yield securities” or “junk bonds”) or in unrated securities determined by the Advisor to be of comparable quality. The Fund may invest in derivatives, including

The Underlying Funds	Investment Objectives	Principal Investment Strategies

futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Fund also may invest in private placements. The Fund also may participate in mortgage dollar rolls up to the Fund’s then current position in mortgage-backed securities.

Columbia International Bond Fund	The Fund seeks total return, consisting of current income and capital appreciation.	Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities of foreign issuers. Generally, the Fund seeks to achieve its investment objective by investing in debt securities of issuers in at least three foreign countries, including foreign governments, quasi-governments, provincials, agencies, instrumentalities, supranationals and corporate entities. The Fund may invest up to 20% of its net assets in the securities of issuers in emerging or developing countries. Under normal circumstances, the Fund will invest at least 80% of its total assets in debt securities that, at the time of purchase, are rated B or higher by Moody’s or S&P, or are unrated but determined by the Advisor to be of comparable quality. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund also may invest in private placements. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

Columbia Limited Duration Credit Fund	The Fund seeks to provide shareholders with a level of current income consistent with preservation of capital.	Under normal market conditions, the Fund invests at least 80% of its net assets in credit-related bonds and debt securities. The Fund will primarily invest in debt securities with short- and intermediate-term maturities. The Fund will primarily invest in credit-related bonds, such as corporate bonds and agency, sovereign, supranational and local authority bonds. The Fund may invest up to 15% of its net assets in securities rated below investment grade. Up to 25% of the Fund’s net assets may be invested in foreign investments.

Columbia Short Term Bond Fund	The Fund seeks current income, consistent with minimal fluctuation of principal.	Under normal circumstances, the Fund invests at least 80% of its net assets in bonds, including debt securities issued by the U.S. Government and its agencies, debt securities issued by corporations, mortgage- and other asset-backed securities, and dollar-denominated securities issued by foreign governments, companies or other entities. The Fund also invests at least 65% of its total assets in securities that, at the time of purchase, are rated investment grade or are unrated but determined by the Advisor to be of comparable quality. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund also may invest in private placements. The Fund also may participate in mortgage dollar rolls up to the Fund’s then current position in mortgage-backed securities.

Columbia U.S. Government Mortgage Fund	The Fund seeks to provide shareholders with current income as its primary objective and, as its secondary objective, preservation of capital.	The Fund’s assets primarily are invested in mortgage-backed securities. Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in mortgage related securities that either are issued or

The Underlying Funds	Investment Objectives	Principal Investment Strategies

guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities. This includes, but is not limited to Government National Mortgage Association (GNMA or Ginnie Mae) mortgage-backed bonds, which are backed by the full faith and credit of the United States; and Federal National Mortgage Association (FNMA or Fannie Mae) and Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac) mortgage-backed bonds. FNMA and FHLMC are chartered or sponsored by Acts of Congress; however, their securities are neither issued nor guaranteed by the United States Treasury. The Advisor may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

Columbia U.S. Treasury Index Fund	The Fund seeks total return that corresponds to the total return of the Citigroup Bond U.S. Treasury Index, before fees and expenses.	Under normal circumstances, the Fund invests at least 80% of its net assets in securities that comprise the Citigroup Bond U.S. Treasury Index. The Citigroup Bond U.S. Treasury Index is an unmanaged index composed of U.S. Treasury notes and bonds with remaining maturities of at least one year and outstanding principal of at least $25 million and which are included in the Citigroup Broad Investment-Grade Bond Index. The Fund attempts to achieve at least a 95% correlation between the performance of the Citigroup Bond U.S. Treasury Index and the Fund’s investment results, before fees and expenses.

RiverSource Short Duration U.S. Government Fund	The Fund seeks to provide shareholders with a high level of current income and safety of principal consistent with investment in U.S. government and governmental agency securities.	Under normal market conditions, at least 80% of the Fund’s net assets are invested in debt securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. The Fund invests in direct obligations of the U.S. government, such as Treasury bonds, bills and notes, and of its agencies and instrumentalities. The Fund may invest to a substantial degree in securities issued by various entities sponsored by the U.S. government, such as FNMA or Fannie Mae and FHLMC or Freddie Mac. These issuers are chartered or sponsored by acts of Congress; however, their securities are neither issued nor guaranteed by the United States Treasury. The Fund may also invest in debt securities that are not issued by the U.S. government, its agencies or instrumentalities, as well as securities that are denominated in currencies other than the U.S. dollar. The Advisor may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

Below Investment Grade Bond Funds

Columbia High Yield Bond Fund	The Fund seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.	Under normal market conditions, the Fund will invest at least 80% of its net assets in high-yield debt instruments (commonly referred to as “junk” bonds or securities). These high yield debt instruments include corporate debt securities as well as bank loans rated below investment

The Underlying Funds	Investment Objectives	Principal Investment Strategies

grade by a nationally recognized statistical rating
organization, or if unrated, determined to be of
comparable quality. Up to 25% of the Fund’s net assets
may be invested in high yield debt instruments of foreign
issuers. The Advisor may use derivatives such as futures,
options, forward contracts and swaps, including credit
default swaps, in an effort to produce incremental
earnings, to hedge existing positions, to increase market
exposure and investment flexibility, or to obtain or
reduce credit exposure.

Columbia Income Opportunities Fund	The Fund seeks to provide shareholders with a high total return through current income and capital appreciation.	Under normal market conditions, the Fund’s assets are invested primarily in income-producing debt securities, with an emphasis on the higher rated segment of the high-yield (junk bond) market. These income-producing debt securities include corporate debt securities as well as bank loans. The Fund will purchase only securities rated B or above, or unrated securities believed by the Advisor to be of the same quality. If a security falls below a B rating after investment by the Fund, the Fund may continue to hold the security. Up to 25% of the Fund’s net assets may be in foreign investments.

Money Market Funds

BofA Cash Reserves	The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.	The Fund invests in high-quality money market instruments, including primarily short-term debt securities of U.S. and foreign issuers. The Fund purchases only first-tier securities. The Fund may invest more than 25% of its assets in U.S. dollar-denominated bank obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

Columbia Money Market Fund	The Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.	The Fund’s assets primarily are invested in money market instruments, such as marketable debt obligations issued by corporations or the U.S. government or its agencies, bank certificates of deposit, bankers’ acceptances, letters of credit, and commercial paper, including asset-backed commercial paper. The Fund may invest more than 25% of its total assets in money market instruments issued by U.S. banks, U.S. branches of foreign banks and U.S. government securities. Additionally, the Fund may invest up to 35% of its total assets in U.S. dollar-denominated foreign investments.

Specialty and Alternative Investment Strategy Funds

Columbia 120/20 Contrarian Equity Fund	The Fund seeks to provide shareholders with long-term growth of capital.	Under normal market conditions, at least 80% of the Fund’s net assets (including any borrowings for investment purposes) are invested in equity securities. In pursuit of the Fund’s objective, the Advisor will hold long positions and short positions. Up to 25% of the Fund’s net assets may be invested in foreign investments. The Fund expects to maintain an approximate net 100% long asset exposure to the equity market (long market exposure minus short market exposure), targeting 110% to 120% long exposure and 10% to 20% short exposure. Actual exposure will vary over time based on factors such as market movements and the Advisor’s assessment of market conditions. Based on these factors, the Fund’s long exposure may range between 80% and 120%, and the Fund’s short exposure may range between 0% and 20%. The Fund can invest in any economic sector and, at times,

The Underlying Funds	Investment Objectives	Principal Investment Strategies

it may emphasize one or more particular sectors.

Columbia Absolute Return Currency and Income Fund	The Fund seeks to provide shareholders with positive absolute return.	Under normal market conditions, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in short-duration debt obligations (or securities that invest in such debt obligations, including an affiliated money market fund) and forward foreign currency contracts. In pursuit of the Fund’s objective, to provide absolute return, the Advisor seeks to generate positive total returns from the income produced by the short-term debt obligations, plus (minus) the gain (loss) resulting from fluctuations in the values of various foreign currencies relative to the U.S. dollar. The Fund’s investment in short-duration debt obligations will consist primarily of (i) U.S. dollar denominated non-government, corporate and structured debt securities rated investment grade, or, if unrated, determined to be of comparable quality by the Advisor, and (ii) shares of an affiliated money market fund. A small portion of the Fund’s portfolio may consist of U.S. government securities. In addition to producing income, these holdings will be designated by the Fund, as necessary, to cover obligations with respect to, or that may result from, the Fund’s investments in forward currency contracts. The Fund invests in forward foreign currency transactions. It is expected that the gross notional value of the Fund’s forward foreign currency contracts will be equivalent to at least 80% of the Fund’s net assets. The Advisor utilizes a quantitative, proprietary model that uses various fundamental and technical factors, including current and historical data, to rank the anticipated value of several developed countries’ currencies relative to the U.S. dollar. The Advisor will enter into long forward currency contracts for a limited number of the currencies that rank higher in the model. Conversely, the Advisor will enter into short forward currency contracts for a limited number of the currencies that rank lower in the model. The Advisor runs the model regularly and generally seeks to maintain long and short forward currency contracts with approximately equal gross notional values.

Columbia Convertible Securities Fund	The Fund seeks total return, consisting of capital appreciation and current income.	Under normal circumstances, the Fund invests at least 80% of its net assets in convertible securities. The Fund may invest up to 15% of its total assets in Eurodollar convertible securities and up to 20% of its total assets in foreign securities. Most convertible securities are not investment grade-rated. Convertible securities rated below investment grade may be referred to as “junk bonds.” The Fund also may invest in other equity securities.

Columbia Real Estate Equity Fund	The Fund seeks capital appreciation and above-average income by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in the stocks of companies principally engaged in the real estate industry, including real estate investment trusts (REITs).	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies principally engaged in the real estate industry, including REITs. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Underlying Funds	Investment Objectives	Principal Investment Strategies

Columbia Strategic Allocation Fund	The Fund seeks to provide shareholders maximum total return through a combination of growth of capital and current income.	The Fund’s assets primarily are allocated among nine different investment categories. The fixed income investment categories include: U.S. investment grade bonds, international bonds, emerging market bonds, U.S. high yield bonds and cash or cash equivalents. The equity investment categories currently include: emerging markets equities, international developed market equities, U.S. mid and small cap equities and U.S. large cap equities. The Advisor uses proprietary, quantitative models to determine the portion of the Fund’s assets to be invested in each asset class. These models take into account various measures of the mean reversion and momentum of different asset classes. The Fund may invest up to 50% of its net assets in foreign investments, which may include emerging markets, and up to 15% of its total assets in below investment-grade debt securities (junk bonds).

RiverSource LaSalle Global Real Estate Fund	The Fund seeks to provide shareholders with total return through a combination of current income and long-term capital appreciation.

The Fund is a non-diversified fund that concentrates its investments in the real estate industry. The Fund intends to invest, under normal market conditions, at least 80% of its net assets in equity and equity-related securities issued by

“Global Real Estate Companies,” which are companies that meet one of the following criteria: (i) companies qualifying for U.S. federal income tax purposes as REITs; (ii) entities similar to REITs formed under the laws of non-U.S. countries; or (iii) other companies located in any country that, at the time of initial purchase by the Fund, derive at least 50% of their revenues from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate, or have at least 50% of their assets in such real estate. The Fund may invest in Global Real Estate Companies located in any country, including up to 15% of its net assets in securities of companies in emerging markets. Under normal market conditions, the Fund expects to maintain investments in at least three developed countries, including the U.S., and will not invest more than 10% of its net assets in the securities of any single issuer. Under normal market conditions, at least 40% of the Fund’s net assets will be invested outside the U.S. The Advisor may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these types of Global Real Estate companies or specific foreign markets are unfavorable.

RiverSource LaSalle Monthly Dividend Real Estate Fund	The Fund seeks to provide shareholders with a high level of current income and, secondarily, capital appreciation.	The Fund concentrates its investments in the real estate industry, investing, under normal conditions, at least 80% of its net assets in equity and equity-related securities issued by “real estate companies” (such as REITs), which are companies that, at the time of initial purchase by the Fund, derive at least 50% of their revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate or have at least 50% of their assets in such real estate.

RiverSource Precious Metals and Mining Fund	The Fund seeks to provide shareholders with long-term growth of capital.	The Fund is a non-diversified mutual fund that, under normal market conditions, invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of companies in precious metals

The Underlying Funds	Investment Objectives	Principal Investment Strategies

industries or in mining industries (including precious
metals, non-precious metals and special minerals).
Non-precious metals and minerals include things such
as: nickel, copper, zinc, energy, coal, metallurgical coal,
natural gas, salt, or other common metals or minerals.
While the Fund will at all times maintain investments in
securities of companies in both precious metals and in
mining industries, under normal market conditions, at
least 65% of the Fund’s net assets will be invested in
securities of companies in precious metals related
industries, which may include up to 10% in gold, silver,
or other precious metals, strategic metals or other metals
occurring naturally within such metals and at least 50%
of the Fund’s net assets will be invested in foreign
securities.

RiverSource Real Estate Fund	The Fund seeks to provide shareholders with total return from both current income and capital appreciation.	The Fund is a non-diversified fund that invests primarily in equity securities. Under normal market conditions, the Fund invests at least 80% of its net assets in securities of companies operating in the real estate industry, including equity securities of REITs, and other real estate related investment companies that invest in real estate or real estate debt and which qualify for REIT tax status.

6.	Hypothetical Fees and Expenses.

•

The section of the Fund’s prospectus offering Class A, Class B and Class C shares entitled “Hypothetical Fees and Expenses” is modified by deleting the Hypothetical Fees and Expenses tables and replacing them with the following:

Columbia Asset Allocation Fund - Class A Shares

Maximum Initial Sales Charge 5.75%		Initial Hypothetical Investment Amount $10,000.00			Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses		Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.20%	-2.17	%(b)	$9,783.15	$690.25
2	10.25%	1.87%	0.89%		$10,089.36	$185.81
3	15.76%	1.87%	4.05%		$10,405.16	$191.62
4	21.55%	1.87%	7.31%		$10,730.84	$197.62
5	27.63%	1.87%	10.67%		$11,066.72	$203.81
6	34.01%	1.87%	14.13%		$11,413.10	$210.19
7	40.71%	1.87%	17.70%		$11,770.33	$216.77
8	47.75%	1.87%	21.39%		$12,138.75	$223.55
9	55.13%	1.87%	25.19%		$12,518.69	$230.55
10	62.89%	1.87%	29.11%		$12,910.52	$237.76

Total Gain After Fees and Expenses					$2,910.52
Total Annual Fees and Expenses Paid						$2,587.93

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.
(b)	Reflects deduction of the maximum initial sales charge.

Columbia Asset Allocation Fund - Class B Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.95%	3.05%	$10,305.00	$197.97
2	10.25%	2.62%	5.50%	$10,550.26	$273.20
3	15.76%	2.62%	8.01%	$10,801.36	$279.71
4	21.55%	2.62%	10.58%	$11,058.43	$286.36
5	27.63%	2.62%	13.22%	$11,321.62	$293.18
6	34.01%	2.62%	15.91%	$11,591.07	$300.16
7	40.71%	2.62%	18.67%	$11,866.94	$307.30
8	47.75%	2.62%	21.49%	$12,149.37	$314.61
9	55.13%	1.87%	25.30%	$12,529.65	$230.75
10	62.89%	1.87%	29.22%	$12,921.83	$237.97

Total Gain After Fees and Expenses				$2,921.83
Total Annual Fees and Expenses Paid					$2,721.21

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Asset Allocation Fund - Class C Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.95%	3.05%	$10,305.00	$197.97
2	10.25%	2.62%	5.50%	$10,550.26	$273.20
3	15.76%	2.62%	8.01%	$10,801.36	$279.71
4	21.55%	2.62%	10.58%	$11,058.43	$286.36
5	27.63%	2.62%	13.22%	$11,321.62	$293.18
6	34.01%	2.62%	15.91%	$11,591.07	$300.16
7	40.71%	2.62%	18.67%	$11,866.94	$307.30
8	47.75%	2.62%	21.49%	$12,149.37	$314.61
9	55.13%	2.62%	24.39%	$12,438.53	$322.10
10	62.89%	2.62%	27.35%	$12,734.57	$329.77

Total Gain After Fees and Expenses				$2,734.57
Total Annual Fees and Expenses Paid					$2,904.36

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

•

The section of the Fund’s prospectus offering Class T shares entitled “Hypothetical Fees and Expenses” is modified by deleting the Hypothetical Fees and Expenses table and replacing it with the following:

Columbia Asset Allocation Fund - Class T Shares

Maximum Initial Sales Charge 5.75%		Initial Hypothetical Investment Amount $10,000.00			Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses		Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.25%	-2.22	%(b)	$9,778.44	$695.02
2	10.25%	1.92%	0.80%		$10,079.61	$190.64
3	15.76%	1.92%	3.90%		$10,390.07	$196.51
4	21.55%	1.92%	7.10%		$10,710.08	$202.56
5	27.63%	1.92%	10.40%		$11,039.95	$208.80
6	34.01%	1.92%	13.80%		$11,379.98	$215.23
7	40.71%	1.92%	17.30%		$11,730.48	$221.86
8	47.75%	1.92%	20.92%		$12,091.78	$228.69
9	55.13%	1.92%	24.64%		$12,464.21	$235.74
10	62.89%	1.92%	28.48%		$12,848.11	$243.00

Total Gain After Fees and Expenses					$2,848.11
Total Annual Fees and Expenses Paid						$2,638.05

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.
(b)	Reflects deduction of the maximum initial sales charge.

•

The section of the Fund’s prospectus offering Class Z shares entitled “Hypothetical Fees and Expenses” is modified by deleting the Hypothetical Fees and Expenses table and replacing it with the following:

Columbia Asset Allocation Fund - Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.95%	4.05%	$10,405.00	$96.92
2	10.25%	1.62%	7.57%	$10,756.69	$171.41
3	15.76%	1.62%	11.20%	$11,120.27	$177.20
4	21.55%	1.62%	14.96%	$11,496.13	$183.19
5	27.63%	1.62%	18.85%	$11,884.70	$189.38
6	34.01%	1.62%	22.86%	$12,286.40	$195.79
7	40.71%	1.62%	27.02%	$12,701.68	$202.40
8	47.75%	1.62%	31.31%	$13,131.00	$209.24
9	55.13%	1.62%	35.75%	$13,574.83	$216.32
10	62.89%	1.62%	40.34%	$14,033.66	$223.63

Total Gain After Fees and Expenses				$4,033.66
Total Annual Fees and Expenses Paid					$1,865.48

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Shareholders should retain this Supplement for future reference.

C-14012-1 A (10/10)

COLUMBIA FUNDS SERIES TRUST I

Columbia Liberty Fund

(the “Fund”)

Supplement dated October 21, 2010 to

the Fund’s prospectuses dated February 1, 2010, as supplemented

Effective on October 22, 2010, the prospectuses for the Fund are revised and supplemented as follows:

1.	Fees and Expenses of the Fund.

•

The section of the prospectus offering Class A, Class B and Class C shares entitled “Columbia Liberty Fund – Fees and Expenses of the Fund” is modified by deleting the Annual Fund Operating Expenses table and the expense example table in the Example and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class B Shares	Class C Shares
Management fees(d)	0.57%	0.57%	0.57%
Distribution and/or service (Rule 12b-1) fees	0.24%	0.99%	0.99%
Other expenses(d)	0.26%	0.26%	0.26%
Acquired fund fees and expenses(e)	0.65%	0.65%	0.65%
Total annual Fund operating expenses	1.72%	2.47%	2.47%
Fee waivers and/or expense reimbursement(f)	-0.53%	-0.53%	-0.53%
Total annual Fund operating expenses after the fee waivers and/or expense reimbursements	1.19%	1.94%	1.94%

(d)	Management fees and other expenses have been restated to reflect changes to contractual fee rates paid by the Fund.
(e)

Restated to reflect the acquired fund fees and expenses the Fund would have borne in its most recent fiscal year had it maintained an allocation of its assets among the Underlying Funds (as defined below) equal to its initial expected allocation.

(f)

Columbia Management Investment Advisers, LLC (the Advisor) has contractually agreed to waive a portion of its advisory fee through January 31, 2012 so that the effective advisory fee rate will be a blend of (i) 0.00% on assets invested in other Columbia Funds, exchange-traded funds or third party mutual funds, and (ii) 0.55% on other assets. In addition, the Advisor has contractually agreed to bear, through January 31, 2012, a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any brokerage commissions, interest, taxes, extraordinary expenses, acquired fund fees and expenses and certain advisory fees, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed the annual rates of 0.51%, 1.26% and 1.26% of the Fund’s average daily net assets attributable to Class A, Class B and Class C shares, respectively. These fee and expense arrangements may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Advisor.

1

Example

	1 Year*	3 Years*	5 Years*	10 Years*
Class A Shares	$689	$1,037	$1,408	$2,447
Class B Shares
Assuming no redemption	$197	$719	$1,268	$2,581
Assuming complete redemption of shares at the end of the period	$697	$1,019	$1,468	$2,581
Class C Shares
Assuming no redemption	$197	$719	$1,268	$2,766
Assuming complete redemption of shares at the end of the period	$297	$719	$1,268	$2,766

*	Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on January 31, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

•

The section of the prospectus offering Class Z shares entitled “Columbia Liberty Fund – Fees and Expenses of the Fund” is modified by deleting the Annual Fund Operating Expenses table and the expense example table in the Example and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class Z Shares
Management fees(a)	0.57%
Distribution and/or service (Rule 12b-1) fees	0.00%
Other expenses(a)	0.26%
Acquired fund fees and expenses(b)	0.65%
Total annual Fund operating expenses	1.48%
Fee waivers and/or expense reimbursement(c)	-0.53%
Total annual Fund operating expenses after the fee waivers and/or expense reimbursements	0.95%

(a)	Management fees and other expenses have been restated to reflect changes to contractual fee rates paid by the Fund.
(b)

Restated to reflect the acquired fund fees and expenses the Fund would have borne in its most recent fiscal year had it maintained an allocation of its assets among the Underlying Funds (as defined below) equal to its initial expected allocation.

(c)

Columbia Management Investment Advisers, LLC (the Advisor) has contractually agreed to waive a portion of its advisory fee through January 31, 2012 so that the effective advisory fee rate will be a blend of (i) 0.00% on assets invested in other Columbia Funds, exchange-traded funds or third party mutual funds, and (ii) 0.55% on other assets. In addition, the Advisor has contractually agreed to bear through January 31, 2012, a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any brokerage commissions, interest, taxes, extraordinary expenses, acquired fund fees and expenses and certain advisory fees, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed the annual rate of 0.27% of the Fund’s average daily net assets attributable to Class Z shares. These fee and expense arrangements may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Advisor.

2

Example

	1 Year*	3 Years*	5 Years*	10 Years*
Class Z Shares	$97	$416	$758	$1,723

*	Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on January 31, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

2.	Principal Investment Strategies. The section of the prospectuses entitled “Columbia Liberty Fund – Principal Investment Strategies” is deleted in its entirety and replaced with the following:

Under normal circumstances, the Fund invests primarily in shares of mutual funds managed by Columbia Management Investment Advisers, LLC (the Advisor) or its affiliates (Columbia Funds), and may also invest in exchange-traded funds (ETFs) and third party-advised funds (collectively, Underlying Funds), equity and fixed income securities, including Treasury Inflation Protected Securities (TIPS), and other instruments such as derivatives.

The Advisor uses asset allocation as its principal investment approach. The Advisor:

•	allocates the Fund’s assets among asset class categories based on the historical and projected returns for each asset class.

•	chooses Columbia Funds within each asset class category and the amount that will be allocated to each Columbia Fund, based on each Columbia Fund’s historical returns and expected performance.

•	may choose third party-advised Underlying Funds if a Columbia Fund within the desired asset class category is not available.

•	may invest in equity and fixed income securities, including TIPS, and other instruments such as derivatives.

•	reviews the asset allocations at least monthly, and may change these allocations when the Advisor believes it is appropriate to do so.

The Fund invests in fixed-income securities, including preferred stocks and fixed-income securities that, at the time of purchase, are rated below investment grade (which are commonly referred to as “junk bonds”) or are unrated but determined by the Advisor to be of comparable quality, or in Underlying Funds that primarily invest in such securities.

The Fund may invest in derivatives, including commodity-related derivatives, futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Advisor may sell investments to adjust the allocation of the Fund’s assets; if the Advisor believes that an investment is no longer a suitable investment, or that other investments are more attractive; to meet redemption requests; or for other reasons.

3.	Principal Risks. The section of the prospectuses entitled “Columbia Liberty Fund – Principal Risks” is deleted in its entirety and replaced with the following:

•

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

3

•

Allocation Risk – The Fund uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Fund’s allocation among asset classes or investments will cause the Fund’s shares to lose value or cause the Fund to underperform other funds with similar investment objectives, or that the investments themselves will not produce the returns expected.

•

Investing in Other Funds Risk – The performance of the Underlying Funds in which the Fund invests could be adversely affected if other entities that invest in the same Underlying Funds make relatively large investments or redemptions in the Underlying Funds. Because the expenses and costs of an Underlying Fund are shared by its investors, redemptions by other investors in the Underlying Fund could result in decreased economies of scale and increased operating expenses for the Underlying Fund. The Fund, and its shareholders, indirectly bear a portion of the expenses of the Underlying Funds. These transactions might also result in higher brokerage, tax or other costs for the Fund. This risk may be particularly important when one investor owns a substantial portion of any Underlying Fund. In addition, the Advisor has the authority to change the Underlying Funds in which the Fund invests or to change the percentage of the Fund’s investments allocated to each Underlying Fund. If an Underlying Fund pays fees to the Advisor or its affiliates, such as advisory fees, this could result in the Advisor having a potential conflict of interest in selecting the Underlying Funds in which the Fund invests or in determining the percentage of the Fund’s investments allocated to each Underlying Fund. There are also circumstances in which the Advisor’s fiduciary duties to the Fund may conflict with its fiduciary duties to the Underlying Funds.

The Fund is subject directly to the extent it invests in individual securities and other instruments and/or indirectly to the extent it invests in Underlying Funds to the following risks:

•

Asset-Backed Securities Risk – Certain Underlying Funds may invest in asset-backed securities. The value of an Underlying Fund’s asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market’s assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Underlying Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

•

Changing Distribution Levels Risk – The Fund and certain Underlying Funds may be subject to changing distribution levels risk. The amount of the distributions paid by the Fund or Underlying Fund generally depends on the amount of interest and/or dividends received by the Fund or Underlying Fund on the securities it holds. The Fund or Underlying Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund or Underlying Fund receives from its investments decline.

•

Convertible Securities Risk – The Fund and certain Underlying Funds may invest in convertible securities, which are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. Because the value of a convertible security can be influenced by both interest rates and market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. The Fund or Underlying Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund’s or Underlying Fund’s return.

4

•

Credit Risk – The Fund and certain Underlying Funds may be subject to credit risk, which applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund or Underlying Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

•

Currency Risk – The Fund and certain Underlying Funds may be subject to currency risk. Securities denominated in different currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund or the Underlying Fund denominated in that currency.

•

Derivatives Risk – The Fund and certain Underlying Funds may use derivatives, which are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund’s or Underlying Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund or the Underlying Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund’s or Underlying Fund’s potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund or Underlying Fund’s derivative positions at times when the Fund or Underlying Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund or Underlying Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

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Dollar Rolls Risk – Certain Underlying Funds may use dollar rolls, which are transactions in which the Underlying Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Underlying Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Underlying Fund’s portfolio turnover rate. If the Underlying Fund reinvests the proceeds of the security sold, the Underlying Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

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Emerging Market Securities Risk – The Fund and certain Underlying Funds may invest in securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, which are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade,

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which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

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Energy and Natural Resources Sector Risk – The Fund and certain Underlying Funds may invest in securities of the issuers engaged in the energy and natural resources sector and are subject to the risk that these issuers will underperform other market sectors or the market as a whole. To the extent that an Underlying Fund invests in issuers conducting business in the same or similar sectors, the Fund and the Underlying Fund are subject to a greater extent to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that sector or those sectors. The values of natural resources are affected by numerous factors including events occurring in nature and international politics. For instance, natural events (such as earthquakes, hurricanes or fires in prime natural resources areas) and political events (such as coups or military confrontations) can affect the overall supply of a natural resource and thereby the value of companies involved in business activities relating to such natural resource. In addition, rising interest rates and high inflation may affect the demand for certain natural resources and, therefore, the price of energy-related investments. In addition, prices of, and thus the Fund’s and Underlying Fund’s investments in, precious metals are considered speculative and are affected by a variety of worldwide and economic, financial and political factors. Prices of precious metals may fluctuate sharply over time.

•	Focused Portfolio Risk. Underlying Funds may hold a limited number of securities, making them subject to greater risk of loss if any of those securities declines in price.

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Foreign Securities Risk – The Fund and certain Underlying Funds may invest in foreign securities, which are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund or Underlying Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund or Underlying Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

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Frequent Trading Risk – The Fund’s and certain Underlying Funds’ investment strategies may involve the frequent trading of portfolio securities. Frequent trading of investments increases the possibility that the Underlying Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Underlying Fund’s after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Underlying Fund’s return.

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Geographic Concentration Risk – Certain Underlying Funds may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic regions in which the Underlying Fund invests. Such an Underlying Fund may be more volatile than a more geographically diversified fund.

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Growth Securities Risk – The Fund and certain Underlying Funds may invest in growth securities. Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

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Index Risk – Certain Underlying Funds’ investment strategies may involve investing in an index. The Underlying Fund’s value will generally decline when the performance of its targeted index declines. In addition, because the Underlying Fund may not hold all issues included in its index, may not always be fully invested, and bears advisory, administrative and other expenses and transaction costs in trading securities, the Underlying Fund’s performance may fail to match the performance of its targeted index, after taking expenses into account. It is not possible to invest directly in an index.

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Inflation Protected Securities Risk – The Fund and certain Underlying Funds may invest in inflation-protected debt securities, which tend to react to change in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund or Underlying Fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested, and that principal will not grow with inflation unless the shareholder reinvests the portion of Fund distributions that comes from inflation adjustments.

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Infrastructure-Related Companies Risk – Underlying Funds that concentrate their investments in infrastructure-related securities have greater exposure to adverse economic, regulatory, political, legal, and other conditions or events affecting the issuers of such securities. There is also the risk that corruption may negatively affect publicly-funded infrastructure projects, especially in foreign markets, resulting in work stoppage, delays and cost overruns.

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Interest Rate Risk – The Fund and certain Underlying Funds may invest in debt securities, which are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund or Underlying Fund receives from it but may affect the value of the Fund’s or Underlying Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

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Leverage Risk. Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or other instruments or techniques. The use of leverage creates greater likelihood of higher volatility of the Fund’s return and its net asset value. Changes in the value of the Fund’s portfolio securities will have a disproportionate effect on the net asset value per share when leverage is used. There is no guarantee that a leveraging strategy will be successful. Underlying Funds also may utilize leverage, subjecting the Fund to leverage risk indirectly.

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Liquidity Risk – The Fund and certain Underlying Funds may invest in illiquid securities, which are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Fund or Underlying Fund may not be able to sell such securities at the time it desires, or that it cannot sell such securities without adversely affecting their price.

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Low and Below Investment Grade Securities Risk – The Fund and certain Underlying Funds may invest in debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor’s, a division of the McGraw-Hill Companies, Inc. (Standard & Poor’s), or Fitch, Inc. (Fitch)) or that are below investment grade (which are commonly referred to as “junk bonds”) (e.g., BB or below by Standard & Poor’s or Fitch). These securities are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium – a higher interest rate or yield – because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody’s Investors Service, Inc. (Moody’s), Standard & Poor’s and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

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Market Risk – The Fund and Underlying Funds are subject to market risk, which refers to the possibility that the market values of securities that the Fund and Underlying Fund hold will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting

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individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund or Underlying Fund. Accordingly, an investment in the Fund or Underlying Fund could lose money over short or even long periods. The market values of the securities the Fund or Underlying Fund hold also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

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Master Limited Partnership Risk. Investments by the Fund or Underlying Funds in securities (units) of master limited partnerships involve risks that differ from an investment in common stock. Investors have more limited control and limited rights to vote on matters affecting the partnership. Investments are also subject to certain tax risks and conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership.

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Money Market Fund Risk – The Fund and certain Underlying Funds may invest in (and certain Underlying Funds may be) money market funds, but an investment in a money market fund is not a bank deposit, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency or any bank. Although money market funds seek to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in such funds.

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Mortgage-Backed Securities Risk – Certain Underlying Funds may invest in mortgage-backed securities. The value of the Underlying Fund’s mortgage-backed securities may be affected by, among other things, changes or perceived changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market’s assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC)), which are not insured or guaranteed by the U.S. Government (although FNMA and FHLMC may be able to access capital from the U.S. Treasury to meet their obligations under such securities). Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Underlying Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

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Municipal Securities Risk – Certain Underlying Funds may invest in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other

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governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.

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Non-Diversified Mutual Fund Risk – Certain Underlying Funds are non-diversified, which generally means that each such Underlying Fund may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Underlying Fund could affect the overall value of the Underlying Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Underlying Fund’s value will likely be more volatile than the value of more diversified funds. A non-diversified Underlying Fund may not operate as a non-diversified fund at all times.

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Pacific/Asia Regional Risk – The Pacific/Asia region consists of countries in the Pacific Basin, including Australia, China, Hong Kong, Indonesia, Japan, Korea, Malaysia, New Zealand, Philippines, Singapore, Taiwan and Thailand, among other countries within this region, and certain Underlying Fund investments in the region are thus particularly susceptible to risks in the region. Events in any one country within the region may impact other countries in the region or the Pacific/Asia region as a whole. As a result, events in the region will generally have a greater effect on the Underlying Fund than if the Underlying Fund were more geographically diversified, which could result in great volatility and losses. Countries within this region can be significantly affected by currency fluctuations and rapid changes in inflation and interest rates. Markets in the Pacific/Asia region can experience significant volatility due to social, regulatory and political uncertainties. In addition, changes in governmental policies in the region could significantly affect local markets in the region. Continued growth of economies and securities markets in the Pacific/Asia region will require sustained economic and fiscal discipline, as well as continued commitment to governmental reforms. Development also may be influenced by international economic conditions, particularly those in the United States and Japan, and by world demand for goods produced in countries in the Pacific/Asia region.

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Quantitative Model Risk – Certain Underlying Funds may use quantitative methods to select securities. Securities selected using quantitative methods may perform differently from the market as a whole for may reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable an Underlying Fund to achieve its objective.

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Real Estate Investment Trusts Risk – The Fund and certain Underlying Funds may invest in real estate investment trusts (REITs), which are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT and/or by changes in the prospect for earnings and/or cash flow growth of the REIT itself. In addition, certain of the risks associated with general real estate ownership apply to the Fund’s or Underlying Fund’s REIT investments, including risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates.

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Reinvestment Risk – Because the Fund and certain Underlying Funds may invest in debt securities, income from the Fund’s and those Underlying Funds’ debt securities portfolios will decline if and when the Fund or Underlying Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund’s or Underlying Fund’s portfolio.

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Repurchase Agreements Risk – The Fund and certain Underlying Funds may use repurchase agreements, which are agreements in which the seller of a security to the Fund or Underlying Fund agrees to repurchase that security from the Fund or Underlying Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s or Underlying Fund’s income and the value of your investment in the Fund or, indirectly, the Underlying Fund to decline.

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Sector Risk – At times, the Fund and certain Underlying Funds may have a significant portion of their assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund and Underlying Funds more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

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Short Sales Risk – Certain Underlying Funds may engage in short selling. A short sale generally involves the sale by the Underlying Fund of a security it does not own with the expectation of acquiring the security at a later time at a lower price, but can involve the sale by the Underlying Fund of a security it does own. In order to short sell a common stock, the Underlying Fund must borrow, buy or already hold the security in order to make delivery to the counterparty. If the Underlying Fund borrows the security, it then is obligated to replace the security at some later time. The price of the security at such time may be higher or lower than the price at which the security was sold short by the Underlying Fund. Therefore, the Underlying Fund bears the risk that the price of the security at the time of replacement has not decreased. Short sales can potentially involve unlimited loss, as the market price of securities sold short may continue to increase, although the Underlying Fund may be able to limit any such losses by purchasing the securities sold short. There also is a risk that the Underlying Fund may experience difficulty purchasing the security necessary for replacement if the security does not have a liquid market at the time that the replacement must occur or that an event may occur.

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Smaller Company Securities Risk – The Fund and certain Underlying Funds may invest in securities of small- or mid-capitalization companies (“smaller companies”) which can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but also may have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

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Special Situations Risk – Certain Underlying Funds invest in securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, which may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.

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Tax Risk. One of the Underlying Funds currently intends to take positions in forward currency contracts with an aggregate notional value exceeding 80% of the Underlying Fund’s total net assets. As a regulated investment company, a fund must derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income” under the Internal Revenue Code of 1986, as amended. Although foreign currency gains currently constitute “qualifying income,” the Treasury Department has the authority to issue regulations excluding from the definition of “qualifying income” a fund’s foreign currency gains not “directly related” to its “principal business” of investing in stocks or securities (or options and futures with respect thereto). Such regulations might treat gains from some of the Underlying Fund’s foreign currency-denominated positions as not “qualifying income” and there is a remote possibility that such regulations might be applied retroactively, in which case the Underlying Fund might not qualify as a regulated investment company for one or more years. In the event the Treasury Department issues such regulations, the Underlying Fund’s Board of Directors may authorize a significant change in investment strategy or Underlying Fund liquidation.

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Technology Sector Risk – The Fund and certain Underlying Funds may invest in securities of companies in the technology sector, which are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. In addition, many technology companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

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U.S. Government Obligations Risk – The Fund and certain Underlying Funds may invest in U.S. Government obligations. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

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Value Securities Risk – The Fund and certain Underlying Funds may invest in value securities, which are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Advisor’s future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

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Zero-Coupon Bonds Risk – Certain Underlying Funds may invest in zero-coupon bonds, which are bonds that do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a discount and their values may fluctuate more than the values of similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest accrued on these securities is reported as income to the Fund or Underlying Fund and distributed to its shareholders.

4.	Expense Reimbursement Arrangement. The section entitled “Management of the Fund – Primary Service Providers – Expense Reimbursement Arrangement” is deleted and replaced with the following:

The Advisor has contractually agreed to waive a portion of its advisory fee through January 31, 2012 so that the effective advisory fee rate will be a blend of (i) 0.00% on assets invested in other Columbia Funds,

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exchange-traded funds or third party mutual funds, and (ii) 0.55% on other assets. In addition, the Advisor has contractually agreed to bear, through January 31, 2012, a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any brokerage commissions, interest, taxes, extraordinary expenses, acquired fund fees and expenses and certain advisory fees, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed the annual rates of 0.51%, 1.26%, 1.26% and 0.27% of the Fund’s average daily net assets attributable to Class A, Class B, Class C and Class Z shares, respectively. These fee and expense arrangements may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Advisor.

5.	Underlying Funds. The following section is added as a new section following “Additional Investment Strategies and Policies”:

Underlying Funds Summary

The table starting below provides a brief overview of the investment objectives and principal investments of certain of the Underlying Funds in which the Fund may invest. The Fund invests in the Underlying Funds in varying proportions.

You’ll find more detailed information about each of these Underlying Fund’s investment strategies and risks in its prospectus and SAI. Refer to www.columbiamanagement.com or contact your financial advisor for details.

The Underlying Funds	Investment Objectives	Principal Investment Strategies
Large Cap Equity Funds

Columbia Contrarian Core Fund	The Fund seeks total return, consisting of long-term capital appreciation and current income.	Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks. In addition, under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of U.S. companies that have large market capitalizations (generally over $2 billion) that the Advisor believes have the potential for long-term growth and current income. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments.

Columbia Diversified Equity Income Fund	The Fund seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital.	The Fund’s assets primarily are invested in equity securities. Under normal market conditions, the Fund will invest at least 80% of its net assets in dividend-paying common and preferred stocks. The Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic sector and, at times, may emphasize one or more particular sectors.

Columbia Dividend Income Fund	The Fund seeks total return, consisting of current income and capital appreciation.	Under normal circumstances, the Fund invests at least 80% of its net assets in a diversified portfolio of income-producing (dividend-paying) equity securities, which will consist primarily of common stocks but also may include preferred stocks and convertible securities. The Fund may invest up to 20% of its net assets in debt securities, including securities that, at the time of purchase, are rated low and below investment grade or are unrated but determined by the Advisor to be of comparable quality, which are commonly referred to as “junk bonds.” The Fund may also invest up to 20% of its net assets in foreign securities. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments.

Columbia Dividend Opportunity Fund	The Fund seeks to provide shareholders with a high level of current income. The Fund’s	The Fund’s assets are primarily invested in equity securities. Under normal market conditions, the Fund will invest at least 80% of its net assets in dividend-paying

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The Underlying Funds	Investment Objectives	Principal Investment Strategies

	secondary objective is growth of income and capital.	common and preferred stocks. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund may invest up to 25% of its net assets in foreign investments.

Columbia Energy and Natural Resources Fund	The Fund seeks long-term capital appreciation.	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of U.S. and foreign companies engaged in the energy and natural resources industries. The Fund typically invests at least 50% of its assets in crude oil, petroleum and natural gas companies. The Fund also may invest up to 35% of its assets in precious metals, such as gold bullion, and companies engaged in the production of precious metals. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments.

Columbia Equity Value Fund	The Fund seeks to provide shareholders with growth of capital and income.	Under normal market conditions, the Fund will invest at least 80% of its net assets in equity securities. These securities may provide income, offer the opportunity for long-term capital appreciation, or both. The Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors.

Columbia Large Cap Core Fund	The Fund seeks long-term capital appreciation.	Under normal circumstances, the Fund invests at least 80% of its net assets in securities of companies that have market capitalizations in the range of companies in the Standard & Poor’s (S&P) 500® Index at the time of purchase. The Fund may invest up to 20% of its total assets in foreign securities. The Fund normally invests in common stocks, preferred stocks and convertible securities like warrants and rights. The Fund also may invest in exchange-traded funds.

Columbia Large Cap Enhanced Core Fund	The Fund seeks total return before fees and expenses that exceeds the total return of the Standard & Poor’s (S&P) 500® Index.	Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks that comprise the S&P 500® Index, convertible securities that are convertible into stocks included in that index, and derivatives whose returns are closely equivalent to the returns of the S&P 500® Index or its components.

Columbia Large Cap Growth Fund	The Fund seeks long-term capital appreciation.	Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of large-capitalization companies, primarily common stocks and securities that can be converted into common stocks. These companies generally have market capitalizations in the range of companies in the Russell 1000 Growth Index at the time of purchase. The Fund may also invest up to 20% of its total assets in foreign securities. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments.

Columbia Large Cap Value Fund	The Fund seeks long-term capital appreciation.	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell 1000 Value Index at the time of purchase. The Fund may invest up to 20% of its total assets in foreign securities. The Fund also may invest in real estate investment trusts.

Columbia Large Core Quantitative Fund	The Fund seeks to provide shareholders with long-term capital growth.	Under normal market conditions, at least 80% of the Fund’s net assets are invested in equity securities of companies listed on U.S. exchanges with market

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The Underlying Funds	Investment Objectives	Principal Investment Strategies

capitalizations greater than $5 billion at the time of purchase. The universe of stocks from which the Advisor selects the Fund’s investments primarily will be those included in the Fund’s benchmark, the S&P 500 Index. The Fund generally holds fewer stocks than the index and may hold securities that are not in the index.

Columbia Large Growth Quantitative Fund	The Fund seeks to provide shareholders with long-term capital growth.	Under normal market conditions, at least 80% of the Fund’s net assets are invested in equity securities of companies with market capitalizations of over $5 billion at the time of purchase or that are within the capitalization range of companies in the Russell 1000 Growth Index at the time of purchase. The universe of stocks from which the Advisor selects the Fund’s investments primarily will be those included in the Russell 1000 Growth Index. The Fund generally holds fewer stocks than the index and may hold securities that are not in the index.

Columbia Large Value Quantitative Fund	The Fund seeks to provide shareholders with long-term capital growth.	Under normal market conditions, at least 80% of the Fund’s net assets are invested in equity securities of companies with market capitalizations of over $5 billion at the time of purchase or that are within the capitalization range of companies in the Russell 1000 Value Index at the time of purchase. The Fund can invest in any economic sector and, at times, may emphasize one or more particular sectors. The universe of stocks from which the Advisor selects the Fund’s investments primarily will be those included in the Russell 1000 Value Index. The Fund generally holds fewer stocks than the index and may hold securities that are not in the index.

Columbia Marsico Flexible Capital Fund	The Fund seeks to provide shareholders with long-term growth of capital.	The Fund is a non-diversified fund that invests in equity securities and other investments that are selected primarily for their long-term growth potential. Under normal market conditions, the Fund may invest up to 40% of its assets in various types of fixed income and variable income securities, including up to 25% in securities rated below investment grade (commonly called “high yield securities” or “junk bonds”). The Fund may invest without limit in foreign investments, including investments in emerging markets. The Fund may invest in issuers of any size, and will generally hold a core position of between 20 and 50 securities or other investments, but this range may change from time to time.

Columbia Marsico Focused Equities Fund	The Fund seeks long-term growth of capital.	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities. These investments mostly consist of equity securities of large-capitalization companies that have market capitalizations of $5 billion or more at the time of purchase. The Fund, which is non-diversified, generally will hold a core position of between 20 and 30 common stocks that are believed to have potential for long-term growth. The Fund may invest up to 25% of its total assets in foreign securities, including in emerging market securities.

Columbia Recovery and Infrastructure Fund	The Fund seeks to provide shareholders with long-term growth of capital.	The Fund is a non-diversified mutual fund that generally seeks to invest in infrastructure-related companies that appear to be undervalued or that may be temporarily out of favor, but that the Advisor believes are entering a period of recovery (i.e., a period in which these infrastructure-related companies have good prospects for growth or

14

The Underlying Funds	Investment Objectives	Principal Investment Strategies

capital appreciation). Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities issued by infrastructure-related companies. The Fund may invest up to 20% of its assets in securities of issuers that are not infrastructure-related companies including companies that the Advisor believes may be undervalued due to their cyclical nature, market conditions, and/or changes in the economy. The Fund may invest in companies of any size and may invest up to 25% of its net assets in foreign investments. The Fund may invest in publicly traded units of master limited partnerships, real estate investment trusts, ETFs and other investment companies.

Columbia Select Large Cap Growth Fund	The Fund seeks long-term capital appreciation.	Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks of U.S. and foreign companies that have market capitalizations in the range of companies in the Russell 1000 Growth Index at the time of purchase. The Fund may invest directly in foreign securities or indirectly through depositary receipts. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund will not concentrate its assets in any single industry but may invest more than 25% of its assets in companies in the technology and health care sectors, respectively.

Columbia Select Large-Cap Value Fund	The Fund seeks to provide shareholders with long-term capital appreciation

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in the common stock of “value” companies with large market capitalizations ($4 billion or more) at the time of purchase by the Fund. The Fund considers “value” companies to be those companies believed by the Advisor to be undervalued, either historically, by the market, or by their peers. The Advisor seeks to identify value companies that it believes display certain characteristics, including but not limited to, a low price-to-earnings and/or low price-to-book ratio, positive change in senior management, positive corporate restructuring, temporary setback in price due to factors that no longer exist, positive shift in the company’s business cycle, and/or a catalyst for increase in the rate of the company’s earnings growth. The Fund may hold a small number of securities because the Advisor believes doing so allows it to adhere to its value investment approach. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors.

Columbia Seligman Communications and Information Fund, Inc.	The Fund seeks to provide shareholders with capital gains.	Under normal market conditions, the Fund will invest at least 80% of its net assets in securities of companies operating in the communications, information and related industries. The Fund may invest up to 25% of its net assets in foreign investments.

Columbia Strategic Investor Fund	The Fund seeks long-term growth of capital by using a “value” approach to invest primarily in common stocks.

Under normal circumstances, the Fund invests primarily in common stocks of companies that the Advisor believes are attractively valued and have the potential for long-term growth. The Fund may invest in companies that have market capitalizations of any size and may invest a

15

The Underlying Funds	Investment Objectives	Principal Investment Strategies

significant amount of its assets in smaller companies. The Fund may invest up to 33% of its total assets in foreign securities, including securities of companies in emerging market countries. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in special situations such as initial public offerings, in companies involved in management changes, tender offers, mergers and other corporate restructurings and in companies developing new technologies.

Columbia Value and Restructuring Fund	The Fund seeks long-term capital appreciation.	Under normal circumstances, the Fund invests at least 65% of its assets in common stocks of companies that the Advisor believes will benefit from various types of restructuring efforts or industry consolidation. The Fund may invest in companies that have market capitalizations of any size. The Fund may invest in foreign securities, including securities of companies in emerging market countries. The Fund may invest directly in foreign securities or indirectly through depositary receipts. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in special situations such as companies involved in initial public offerings, tender offers, mergers and other corporate restructurings, and in companies involved in management changes or companies developing new technologies.

RiverSource Partners Fundamental Value Fund	The Fund seeks to provide shareholders with long-term capital growth.	The Fund’s assets are primarily invested in equity securities of U.S. companies. Under normal market conditions, the Fund’s net assets will be invested primarily in companies with market capitalizations of at least $5 billion at the time of the Fund’s investment. The Fund may invest up to 25% of its net assets in foreign investments. The Fund may invest in any economic sector and, at times, it may emphasize one or more particular sectors.

Mid- and Small-Capitalization Domestic Equity Funds

Columbia Acorn Fund	The Fund seeks long-term capital appreciation.	Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under $5 billion at the time of investment. The Fund invests the majority of its assets in U.S. companies, but also may invest up to 33% of its total assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom) and in emerging markets (for example, China, India and Brazil).

Columbia Acorn Select	The Fund seeks long-term capital appreciation.	Under normal circumstances, the Fund invests a majority of its net assets in the common stock of companies with market capitalizations under $20 billion at the time of investment. The Fund invests the majority of its assets in U.S. companies, but also may invest up to 33% of its total assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom) and in emerging markets (for example, China, India and Brazil). The Fund invests in a limited number of companies (generally between 30-60), offering the potential to provide above-average growth over time. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a

16

The Underlying Funds	Investment Objectives	Principal Investment Strategies

diversified fund.

Columbia Acorn USA	The Fund seeks long-term capital appreciation.	Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. companies. Under normal circumstances, the Fund invests a majority of its net assets in small- and mid-sized companies with market capitalizations under $5 billion at the time of investment.

Columbia Frontier Fund, Inc.	The Fund seeks to provide shareholders with growth of capital.	Although the Fund may invest in the securities of any company, the Fund invests at least 65% of its net assets (including any amounts borrowed for investment purposes), determined at the time of investment, in equity securities of small U.S. companies. For these purposes, small companies are currently defined as companies with market capitalization, at the time of purchase, of $2 billion or less. Companies are selected for their growth prospects (as identified by the Advisor).

Columbia Marsico Growth Fund	The Fund seeks long-term growth of capital.	Under normal circumstances, the Fund invests primarily in equity securities of large-capitalization companies that have market capitalizations of $5 billion or more at the time of purchase. The Fund generally holds a core position of between 35 and 50 common stocks. The Fund may invest up to 25% of its total assets in foreign securities, including in emerging market securities.

Columbia Mid Cap Growth Fund	The Fund seeks significant capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies with a market capitalization, at the time of initial purchase, equal to or less than the largest stock in the Russell Midcap Index.	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell Midcap Index at the time of purchase. The Fund also may invest up to 20% of its net assets in equity securities of companies that have market capitalizations outside the range of the Russell Midcap Index. The Fund may also invest up to 20% of its total assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may also invest in convertible securities, including preferred stock, warrants and debentures. The Fund may invest in special situations such as initial public offerings, in companies involved in management changes, tender offers, mergers and other corporate restructurings and in companies developing new technologies.

Columbia Mid Cap Growth Opportunity Fund	The Fund seeks to provide shareholders with growth of capital.	Under normal market conditions, the Fund will invest at least 80% of its net assets at the time of purchase in the common stocks of mid-capitalization companies. The Advisor defines mid-cap companies as those whose market capitalization (number of shares outstanding multiplied by the share price) falls within the range of the companies that comprise the Russell Midcap Growth Index.

Columbia Mid Cap Index Fund	The Fund seeks total return before fees and expenses that corresponds to the total return of the S&P MidCap 400® Index.	Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks that comprise the S&P MidCap 400® Index. The Fund may invest in derivatives, consisting of stock index futures or options, as substitutes for the underlying securities in the S&P MidCap 400® Index. The Fund attempts to achieve at least a 95% correlation between the performance of the

17

The Underlying Funds	Investment Objectives	Principal Investment Strategies

S&P MidCap 400® Index and the Fund’s investment results, before fees and expenses.

Columbia Mid Cap Value Fund	The Fund seeks long-term capital appreciation.	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell Midcap Value Index at the time of purchase. The Fund may invest up to 20% of its total assets in foreign securities. The Fund also may invest in real estate investment trusts.

Columbia Mid Cap Value Opportunity Fund	The Fund seeks to provide shareholders with long-term growth of capital.	Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of medium-sized companies. Medium-sized companies are those whose market capitalizations at the time of purchase fall within the range of the Russell Midcap Value Index. Up to 20% of the Fund’s net assets may be invested in stocks of smaller or larger companies, preferreds, convertibles, or other debt securities. The Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors.

Columbia Multi-Advisor Small Cap Value Fund	The Fund seeks to provide shareholders with long-term capital appreciation.	Under normal market conditions, at least 80% of the Fund’s net assets are invested in small cap companies. For these purposes, small cap companies are those that have a market capitalization, at the time of investment, of up to $2.5 billion or that fall within the range of the Russell 2000 Value Index. The Fund may invest up to 25% of its net assets in foreign investments.

Columbia Select Smaller-Cap Value Fund	The Fund seeks to provide shareholders with long-term capital appreciation.	Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in the common stock of “value” companies with smaller market capitalizations ($3 billion or less) at the time of purchase by the Fund. The Fund considers “value” companies to be those companies believed by the Advisor to be undervalued, either historically, by the market, or by their peers. The Fund may invest up to 25% of its net assets in foreign investments. The Fund may hold a small number of securities because the Advisor believes doing so allows it to adhere to its value investment approach. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors.

Columbia Small Cap Core Fund	The Fund seeks long-term capital appreciation	Under normal market conditions, the Fund invests at least 80% of net assets in stocks of companies that have market capitalizations in the range of companies in the Russell 2000 Index at the time of purchase. The Fund may also invest up to 20% of total assets in foreign equity securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments.

Columbia Small Cap Growth Fund I	The Fund seeks capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies with a market	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of companies in the S&P SmallCap 600 Index at the time of purchase. The Fund may also invest up to 20% of its net assets in stocks of companies that have market capitalizations outside the

18

The Underlying Funds	Investment Objectives	Principal Investment Strategies

	capitalization, at the time of initial purchase, equal to or less than the largest stock in the S&P SmallCap 600 Index.	range of the S&P SmallCap 600 Index. The Fund may also invest up to 20% of its total assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may also invest in convertible securities, including preferred stock, warrants and debentures.

Columbia Small Cap Value Fund I	The Fund seeks long-term capital appreciation.	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell 2000 Value Index at the time of purchase. The Fund may invest up to 20% of its total assets in foreign securities.

Columbia Small Cap Value Fund II	The Fund seeks long-term capital appreciation.	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell 2000 Value Index at the time of purchase. The Fund may invest up to 20% of its total assets in foreign securities. The Fund also may invest in real estate investment trusts.

RiverSource Disciplined Small and Mid Cap Equity Fund	The Fund seeks to provide shareholders with long-term capital growth.	Under normal market conditions, at least 80% of the Fund’s net assets are invested in equity securities of companies with market capitalizations of up to $5 billion or that fall within the range of companies that comprise the Russell 2500 Index at the time of investment. Up to 25% of the Fund’s net assets may be invested in foreign investments.

RiverSource Disciplined Small Cap Value Fund	The Fund seeks to provide shareholders with long-term capital growth.	Under normal market conditions, at least 80% of the Fund’s net assets are invested in small capitalization equity securities. For these purposes, small capitalization equity securities are securities of companies with market capitalizations that fall within the range of companies that comprise the Russell 2000 Value Index at the time of investment. Up to 25% of the Fund’s net assets may be invested in foreign investments.

Seligman Capital Fund, Inc.	The Fund seeks to provide shareholders with capital appreciation.	The Fund invests primarily in the common stock of medium-sized U.S. companies. The Fund defines medium-sized companies as those with market capitalizations at the time of purchase by the Fund of between $1 billion and $15 billion. The Fund may invest up to 25% of its net assets in foreign investments.

Seligman Growth Fund, Inc.	The Fund seeks to provide shareholders with long-term capital appreciation.	Generally, the Fund invests primarily in the common stock of large U.S. companies, selected for their growth prospects, but may also invest in small and mid-sized companies. The Fund may invest up to 25% of its net assets in foreign investments.
International/Global Equity Funds

Columbia Acorn International	The Fund seeks long-term capital appreciation.	Under normal circumstances, the Fund invests at least 75% of its total assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom) and in emerging markets (for example, China, India and Brazil). Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market

19

The Underlying Funds	Investment Objectives	Principal Investment Strategies

capitalizations under $5 billion at the time of investment.

Columbia Acorn International Select	The Fund seeks long-term capital appreciation.	Under normal circumstances, the Fund invests at least 65% of its net assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom). The Fund also may invest up to 35% of its total assets in companies in emerging markets (for example, China, India and Brazil). The Fund invests in at least three countries other than the United States but may invest up to 25% of its total assets in securities of U.S. issuers. Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under $25 billion at the time of investment. The Fund also may invest in larger-sized companies. The Fund invests in a limited number of foreign companies (generally between 40-60), offering the potential to provide above-average growth over time.

Columbia Asia Pacific ex-Japan Fund	The Fund seeks to provide shareholders with long-term growth of capital.	Under normal market conditions, at least 80% of the Fund’s net assets will be invested in securities of companies located in the Asia Pacific Region, excluding Japan. The Fund may invest in companies of any market capitalization. Countries in the Asia Pacific Region include but are not limited to Australia, China, Hong Kong, India, Indonesia, Malaysia, New Zealand, Pakistan, Philippines, Singapore, South Korea, Taiwan, Thailand and Vietnam. Some of these countries may represent developing or emerging markets. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. From time to time, the portfolio management team may use forward currency transactions or other derivative instruments to hedge against currency fluctuations. The portfolio management team may use derivatives such as futures, options, forward contracts and swaps, including participatory notes, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, to speculate, or to obtain or reduce credit exposure.

Columbia Emerging Markets Fund	The Fund seeks long-term capital appreciation.	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies located in emerging market countries. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in special situations such as companies involved in initial public offerings, tender offers, mergers and other corporate restructurings, and in companies involved in management changes or companies developing new technologies.

Columbia Emerging Markets Opportunity Fund	The Fund seeks to provide shareholders with long-term capital growth.	The Fund’s assets are primarily invested in equity securities of emerging markets companies. Under normal market conditions, at least 80% of the Fund’s net assets will be invested in securities of companies that are located in emerging markets countries, or that earn 50% or more of their total revenues from goods or services produced in emerging market countries or from sales made in emerging markets countries. From time to time the team may use forward currency transactions or other derivative instruments to hedge against currency fluctuations.

20

The Underlying Funds	Investment Objectives	Principal Investment Strategies

Columbia European Equity Fund	The Fund seeks to provide shareholders with capital appreciation.	The Fund primarily invests in equity securities of European companies that are believed to offer growth potential. Under normal market conditions, the Fund will invest at least 80% of its net assets in equity securities of European issuers. Although the Fund emphasizes investments in developed countries, the Fund also may invest in companies located in developing or emerging markets. From time to time the team may use forward currency transactions or other derivative instruments to hedge against currency fluctuations.

Columbia Global Equity Fund	The Fund seeks to provide shareholders with long-term capital growth.

Under normal market conditions, at least 80% of the Fund’s net assets will be invested in equity securities, including securities of companies located in developed and emerging countries. Under normal market conditions, the Fund generally will invest at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the U.S., have their securities traded on non-U.S. exchanges or have been formed under the laws of non-U.S. countries. The Advisor may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these securities or specific foreign markets are unfavorable. From time to time the team may use forward currency transactions or other derivative instruments to hedge against currency fluctuations.

Columbia Global Extended Alpha Fund	The Fund seeks to provide shareholders with long-term capital growth.	Under normal market conditions, the Fund will invest primarily in equity securities, including at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the U.S., have their securities traded on non-U.S. exchanges or have been formed under the laws of non-U.S. countries. The Fund’s subadvisor may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these securities or specific foreign markets are unfavorable. The Fund may invest in equity securities of companies located in developed and emerging markets. The Fund will hold both long and short positions. The subadvisor is able to invest the proceeds from its short positions in additional long positions. Both long and short positions may be obtained through buying or selling individual securities or creating similar long or short exposure through the use of derivative instruments. The Fund expects to maintain an approximate net long asset exposure to the equity market (long market exposure minus short market exposure) between 90% and 105%, targeting 110% to 140% gross long exposure and 10% to 40% gross short exposure. Actual exposure will vary over time based on factors such as market movements and the portfolio management team’s assessment of market conditions and may result in the Fund not taking short positions from time to time. In addition to individual stocks, the portfolio management team may use ETFs, and certain derivative instruments, including portfolio and equity swaps, futures, options and forward contracts. These instruments may be used by the Fund to obtain additional long or short exposure to a security (or basket of securities) or to hedge existing long or short positions.

21

The Underlying Funds	Investment Objectives	Principal Investment Strategies

From time to time the team may hold foreign currencies, or use forward currency transactions or other derivative instruments to hedge against currency fluctuations.

Columbia International Value Fund	The Fund seeks long-term capital appreciation.	The Fund invests all or substantially all of its assets in Columbia International Value Master Portfolio, which has the same investment objective as the Fund. Under normal circumstances, the Master Portfolio invests at least 65% of its total assets in equity securities of foreign companies that have market capitalizations of more than $1 billion at the time of purchase. The Master Portfolio typically invests in foreign companies in at least three countries, other than the United States, at any one time and may invest in emerging market countries. The Master Portfolio invests primarily in foreign equity securities, either directly or indirectly through closed-end investment companies and depositary receipts.

Columbia Marsico International Opportunities Fund	The Fund seeks long-term growth of capital.	Under normal circumstances, the Fund invests at least 65% of its total assets in common stocks of foreign companies. The Fund may invest in an unlimited number of companies of any size throughout the world that are selected for their long-term growth potential. The Fund normally invests in issuers from at least three different countries not including the United States. The Fund may invest in common stocks of companies operating in, or economically tied to, emerging market countries.

Columbia Multi-Advisor International Equity Fund	The Fund seeks long-term capital growth.	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities (including common stock and preferred stock) of established companies located in at least three countries other than the United States, including emerging market countries. The Fund may invest in mutual funds managed by the Advisor or an affiliate, third-party advised mutual funds, foreign investment funds or trusts, convertible securities, real estate investment trusts and depositary receipts.

Columbia Multi-Advisor International Value Fund	The Fund seeks to provide shareholders with long-term capital growth.	The Fund’s assets primarily are invested in equity securities of foreign issuers that are believed to be undervalued and offer growth potential. The Fund may invest in both developed and emerging markets. The Fund may use foreign currency forward contracts.

Columbia Pacific/Asia Fund	The Fund seeks long-term capital appreciation.	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies located in Asia and the Pacific Basin, including Australia, New Zealand and India and other countries within this region. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in special situations such as companies involved in initial public offerings, tender offers, mergers and other corporate restructurings, and in companies involved in management changes or companies developing new technologies.

Columbia Seligman Global Technology Fund	The Fund seeks to provide shareholders with long-term capital appreciation.	The Fund generally invests at least 80% of its assets in equity securities of U.S. and non-U.S. companies with business operations in technology and technology-related industries. For these purposes, technology-related companies are those companies that use technology extensively to improve their business processes and applications. The technology industry comprises

22

The Underlying Funds	Investment Objectives	Principal Investment Strategies

information technology and communications, as well as medical, environmental and bio-technology. The Fund may invest in companies domiciled in any country which the Advisor believes to be appropriate to the Fund’s objective. The Fund generally invests in several countries in different geographic regions. Under normal market conditions, the Fund generally will invest at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the U.S., have their securities traded on non-U.S. exchanges or have been formed under the laws of non-U.S. countries. The Advisor may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these types of companies or specific foreign markets are unfavorable. The Fund also may invest up to 20% of its assets in preferred stock and investment-grade or comparable quality debt securities.

RiverSource Disciplined International Equity Fund	The Fund seeks to provide shareholders with long-term capital growth.

Under normal market conditions, at least 80% of the Fund’s assets will be invested in equity securities of foreign issuers or in instruments that provide exposure to foreign equity markets. The Fund may invest in securities of or instruments that provide exposure to both developed and emerging markets issuers. The Advisor may use forward currency transactions or other derivative instruments to hedge against currency fluctuations. The Advisor may also use derivative instruments, such as options, futures, forward contracts or swaps, to produce incremental earnings, to increase flexibility, to gain exposure to a segment of the market or to hedge against existing positions.

RiverSource Partners International Select Growth Fund	The Fund seeks to provide shareholders with long-term capital growth.	The Fund’s assets are primarily invested in equity securities of foreign issuers that are believed to offer strong growth potential. The Fund may invest in both developed and emerging markets. The Fund may use foreign currency futures contracts or foreign currency forward contracts and may purchase foreign currency.

RiverSource Partners International Small Cap Fund	The Fund seeks to provide shareholders with long-term growth of capital.	The Fund invests primarily in equity securities of non-U.S. companies. Under normal market conditions, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in the stocks of small companies. The Fund considers small companies to be those whose market capitalization falls within the range of companies in the S&P Global ex-U.S. Small Cap Index. The Fund may invest in mature markets (such as the United Kingdom, Canada, and Japan) and in emerging markets (such as Korea, Mexico, and Russia). The Fund will hold both growth and value stocks and at times may favor one more than the other based on available opportunities. The Fund may use foreign currency futures contracts or foreign currency forward contracts and may purchase foreign currency.

Threadneedle Global Equity Income Fund	The Fund seeks to provide shareholders with a high level of current income and secondarily, growth of capital.	Under normal market conditions, the Fund will invest at least 80% of its net assets in equity securities. The securities in which the Fund invests will typically include dividend-paying common and preferred stocks that produce current income or that offer potential to produce income. The Fund may invest in equity securities of

23

The Underlying Funds	Investment Objectives	Principal Investment Strategies

companies located in developed and emerging markets. The Fund may invest in any economic sector and, at times, it may emphasize one or more particular sectors. Under normal market conditions, the Fund generally will invest at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the U.S., have their securities traded on non-U.S. exchanges or have been formed under the laws of non-U.S. countries. The Advisor may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these securities or specific foreign markets are unfavorable. From time to time the Fund may use forward currency transactions or other derivative instruments to hedge against currency fluctuations. The Fund may use derivatives such as futures, options, swaps, forward contracts and structured investments, to produce incremental earnings, to hedge existing positions and/or currency fluctuations, or to increase flexibility.

Threadneedle International Opportunity Fund	The Fund seeks to provide shareholders with long-term capital growth.	The Fund’s assets primarily are invested in equity securities of foreign issuers that are believed to offer strong growth potential. The Fund may invest in developed and in emerging markets. From time to time the team may use forward currency transactions or other derivative instruments to hedge against currency fluctuations.

Government and Corporate Debt Funds

Columbia Bond Fund	The Fund seeks current income, consistent with minimal fluctuation of principal.	Under normal circumstances, the Fund invests at least 80% of its net assets in bonds and other debt securities. The Fund generally invests at least 65% of its assets in debt securities issued by the U.S. Government and its agencies and instrumentalities, debt securities issued by corporations, and mortgage- and other asset-backed securities that, at the time of purchase, are rated in at least one of the three highest rating categories or are unrated but determined by the Advisor to be of comparable quality. The Fund may invest up to 25% of its assets in dollar-denominated debt securities issued by foreign governments, companies or other entities and up to 20% of its assets in preferred stock. The Fund also may invest up to 25% of its assets in securities that, at the time of purchase, are rated below investment grade or unrated but determined by the Advisor to be of comparable quality, which are commonly referred to as “junk bonds.” The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may also invest in private placements. The Fund may invest in mortgage dollar rolls up to the Fund’s then current position in mortgage-backed securities.

Columbia Corporate Income Fund	The Fund seeks total return, consisting primarily of current income and secondarily of capital appreciation.	Under normal circumstances, the Fund invests at least 80% of its net debt securities issued by corporate and other non-governmental issuers, including dollar-denominated debt securities issued by foreign companies. The Fund also invests at least 60% of total assets in securities that, at the time of purchase, are investment grade securities or unrated securities determined by the Advisor to be of

24

The Underlying Funds	Investment Objectives	Principal Investment Strategies

comparable quality. The Fund may invest up to 40% of total assets in securities that, at the time of purchase, are below investment grade securities or in unrated securities determined by the Advisor to be of comparable quality. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund also may invest in private placements. The Fund may also participate in mortgage dollar rolls up to the Fund’s then current position in mortgage-backed securities.

Columbia Diversified Bond Fund	The Fund seeks to provide shareholders with a high level of current income while conserving the value of the investment for the longest period of time.	Under normal market conditions, the Fund invests at least 80% of its net assets in bonds and other debt securities. At least 50% of the Fund’s net assets will be invested in securities like those included in the Barclays Capital U.S. Aggregate Bond Index, which are investment grade and denominated in U.S. dollars. The index includes securities issued by the U.S. government, corporate bonds, and mortgage- and asset-backed securities. Although the Fund emphasizes high- and medium-quality debt securities, it will assume some credit risk in an effort to achieve higher yield and/or capital appreciation by buying lower-quality (junk) bonds. Up to 25% of the Fund’s net assets may be invested in foreign investments, which may include investments in emerging markets. The Advisor may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

Columbia Emerging Markets Bond Fund	The Fund seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation.	The Fund is a non-diversified fund that invests primarily in fixed income securities of emerging markets issuers. Under normal market conditions, at least 80% of the Fund’s net assets will be invested in fixed income securities of issuers that are located in emerging markets countries, or that earn 50% or more of their total revenues from goods or services produced in emerging markets countries or from sales made in emerging markets countries. Such securities may be denominated in either non-U.S. currencies or the U.S. dollar. While the Fund may invest 25% or more of its total assets in the securities of foreign governmental and corporate entities located in the same country, it will not invest 25% or more of its total assets in any single foreign government issuer. Emerging market fixed income securities are generally rated in the lower rating categories of recognized rating agencies or considered by the Advisor to be of comparable quality. These lower quality fixed income securities are often called “junk bonds.” The Fund may invest up to 100% of its assets in these lower rated securities. The Advisor may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

Columbia Floating Rate Fund	The Fund seeks to provide shareholders with a high level of current income and, as a secondary	Under normal market conditions, at least 80% of the Fund’s net assets will be invested in floating rate loans and other floating rate debt securities. These debt obligations

25

The Underlying Funds	Investment Objectives	Principal Investment Strategies

	objective, preservation of capital.	will generally be rated non-investment grade by recognized rating agencies (similar to “junk bonds”) or, if unrated, be considered by the Advisor to be of comparable quality. Up to 25% of the Fund’s net assets may be invested in foreign investments.

Columbia Global Bond Fund	The Fund seeks to provide shareholders with high total return through income and growth of capital.	The Fund is a non-diversified mutual fund that invests primarily in debt obligations of U.S. and foreign issuers. Under normal market conditions, at least 80% of the Fund’s net assets will be invested in investment-grade corporate or government debt obligations, including money market instruments, of issuers located in at least three different countries. Although the Fund emphasizes high and medium-quality debt securities, it may assume some credit risk in seeking to achieve higher dividends and /or capital appreciation by buying below investment-grade bonds (junk bonds). Under normal market conditions, the Fund generally will invest at least 40% of its net assets in debt obligations of foreign governments, and companies that (a) maintain their principal place of business or conduct their principal business activities outside the U.S., (b) have their securities traded on non-U.S. exchanges or (c) have been formed under the laws of non-U.S. countries. The Advisor may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these securities or specific foreign markets are unfavorable. The Advisor may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, interest rate fluctuations or currency fluctuations, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

Columbia Inflation Protected Securities Fund	The Fund seeks to provide shareholders with total return that exceeds the rate of inflation over the long term.	The Fund is a non-diversified fund that, under normal market conditions, invests at least 80% of its net assets in inflation-protected debt securities. These securities include inflation-indexed bonds of varying maturities issued by the U.S. government and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. The Fund currently intends to focus on inflation-protected debt securities issued by the U.S. Treasury. The Fund invests only in securities rated investment grade at the time of purchase by a third-party rating agency or, if unrated, deemed by the Advisor to be of comparable quality. Up to 20% of the Fund’s net assets may be invested in non-inflation protected debt obligations issued by U.S. and foreign governments, their agencies and instrumentalities, as well as U.S. and foreign corporate debt obligations, mortgage and asset-backed securities and money market instruments.

Columbia Intermediate Bond Fund	The Fund seeks total return, consisting of current income and capital appreciation.	Under normal circumstances, the Fund invests at least 80% of its net assets in bonds, including debt securities issued by the U.S. Government and its agencies, debt securities issued by corporations, mortgage- and other asset-backed securities and dollar-denominated securities issued by foreign governments, companies or other entities. The Fund also invests at least 60% of its net assets in debt securities that, at the time of purchase, are rated in

26

The Underlying Funds	Investment Objectives	Principal Investment Strategies

at least one of the three highest bond rating categories or are unrated securities determined by the Advisor to be of comparable quality. The Fund may invest up to 20% of net assets in securities that, at the time of purchase, are below investment grade securities (commonly referred to as “high yield securities” or “junk bonds”) or in unrated securities determined by the Advisor to be of comparable quality. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Fund also may invest in private placements. The Fund also may participate in mortgage dollar rolls up to the Fund’s then current position in mortgage-backed securities.

Columbia International Bond Fund	The Fund seeks total return, consisting of current income and capital appreciation.	Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities of foreign issuers. Generally, the Fund seeks to achieve its investment objective by investing in debt securities of issuers in at least three foreign countries, including foreign governments, quasi-governments, provincials, agencies, instrumentalities, supranationals and corporate entities. The Fund may invest up to 20% of its net assets in the securities of issuers in emerging or developing countries. Under normal circumstances, the Fund will invest at least 80% of its total assets in debt securities that, at the time of purchase, are rated B or higher by Moody’s or S&P, or are unrated but determined by the Advisor to be of comparable quality. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund also may invest in private placements. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

Columbia Limited Duration Credit Fund	The Fund seeks to provide shareholders with a level of current income consistent with preservation of capital.	Under normal market conditions, the Fund invests at least 80% of its net assets in credit-related bonds and debt securities. The Fund will primarily invest in debt securities with short- and intermediate-term maturities. The Fund will primarily invest in credit-related bonds, such as corporate bonds and agency, sovereign, supranational and local authority bonds. The Fund may invest up to 15% of its net assets in securities rated below investment grade. Up to 25% of the Fund’s net assets may be invested in foreign investments.

Columbia Short Term Bond Fund	The Fund seeks current income, consistent with minimal fluctuation of principal.	Under normal circumstances, the Fund invests at least 80% of its net assets in bonds, including debt securities issued by the U.S. Government and its agencies, debt securities issued by corporations, mortgage- and other asset-backed securities, and dollar-denominated securities issued by foreign governments, companies or other entities. The Fund also invests at least 65% of its total assets in securities that, at the time of purchase, are rated investment grade or are unrated but determined by the Advisor to be of comparable quality. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund also

27

The Underlying Funds	Investment Objectives	Principal Investment Strategies

may invest in private placements. The Fund also may participate in mortgage dollar rolls up to the Fund’s then current position in mortgage-backed securities.

Columbia U.S. Government Mortgage Fund	The Fund seeks to provide shareholders with current income as its primary objective and, as its secondary objective, preservation of capital.	The Fund’s assets primarily are invested in mortgage-backed securities. Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in mortgage related securities that either are issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities. This includes, but is not limited to Government National Mortgage Association (GNMA or Ginnie Mae) mortgage-backed bonds, which are backed by the full faith and credit of the United States; and Federal National Mortgage Association (FNMA or Fannie Mae) and Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac) mortgage-backed bonds. FNMA and FHLMC are chartered or sponsored by Acts of Congress; however, their securities are neither issued nor guaranteed by the United States Treasury. The Advisor may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

Columbia U.S. Treasury Index Fund	The Fund seeks total return that corresponds to the total return of the Citigroup Bond U.S. Treasury Index, before fees and expenses.	Under normal circumstances, the Fund invests at least 80% of its net assets in securities that comprise the Citigroup Bond U.S. Treasury Index. The Citigroup Bond U.S. Treasury Index is an unmanaged index composed of U.S. Treasury notes and bonds with remaining maturities of at least one year and outstanding principal of at least $25 million and which are included in the Citigroup Broad Investment-Grade Bond Index. The Fund attempts to achieve at least a 95% correlation between the performance of the Citigroup Bond U.S. Treasury Index and the Fund’s investment results, before fees and expenses.

RiverSource Short Duration U.S. Government Fund	The Fund seeks to provide shareholders with a high level of current income and safety of principal consistent with investment in U.S. government and governmental agency securities.	Under normal market conditions, at least 80% of the Fund’s net assets are invested in debt securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. The Fund invests in direct obligations of the U.S. government, such as Treasury bonds, bills and notes, and of its agencies and instrumentalities. The Fund may invest to a substantial degree in securities issued by various entities sponsored by the U.S. government, such as FNMA or Fannie Mae and FHLMC or Freddie Mac. These issuers are chartered or sponsored by acts of Congress; however, their securities are neither issued nor guaranteed by the United States Treasury. The Fund may also invest in debt securities that are not issued by the U.S. government, its agencies or instrumentalities, as well as securities that are denominated in currencies other than the U.S. dollar. The Advisor may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and

28

The Underlying Funds	Investment Objectives	Principal Investment Strategies

investment flexibility, or to obtain or reduce credit exposure.

Below Investment Grade Bond Funds

Columbia High Yield Bond Fund	The Fund seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.	Under normal market conditions, the Fund will invest at least 80% of its net assets in high-yield debt instruments (commonly referred to as “junk” bonds or securities). These high yield debt instruments include corporate debt securities as well as bank loans rated below investment grade by a nationally recognized statistical rating organization, or if unrated, determined to be of comparable quality. Up to 25% of the Fund’s net assets may be invested in high yield debt instruments of foreign issuers. The Advisor may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

Columbia Income Opportunities Fund	The Fund seeks to provide shareholders with a high total return through current income and capital appreciation.

Under normal market conditions, the Fund’s assets are invested primarily in income-producing debt securities, with an emphasis on the higher rated segment of the high-yield (junk bond) market. These income-producing debt securities include corporate debt securities as well as bank loans. The Fund will purchase only securities rated B or above, or unrated securities believed by the Advisor to be of the same quality. If a security falls below a B rating after investment by the Fund, the Fund may continue to hold the security. Up to 25% of the Fund’s net assets may be in foreign investments.

Money Market Funds

BofA Cash Reserves	The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.	The Fund invests in high-quality money market instruments, including primarily short-term debt securities of U.S. and foreign issuers. The Fund purchases only first-tier securities. The Fund may invest more than 25% of its assets in U.S. dollar-denominated bank obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

Columbia Money Market Fund	The Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.	The Fund’s assets primarily are invested in money market instruments, such as marketable debt obligations issued by corporations or the U.S. government or its agencies, bank certificates of deposit, bankers’ acceptances, letters of credit, and commercial paper, including asset-backed commercial paper. The Fund may invest more than 25% of its total assets in money market instruments issued by U.S. banks, U.S. branches of foreign banks and U.S. government securities. Additionally, the Fund may invest up to 35% of its total assets in U.S. dollar-denominated foreign investments.

Specialty and Alternative Investment Strategy Funds

Columbia 120/20 Contrarian Equity Fund	The Fund seeks to provide shareholders with long-term growth of capital.	Under normal market conditions, at least 80% of the Fund’s net assets (including any borrowings for investment purposes) are invested in equity securities. In pursuit of the Fund’s objective, the Advisor will hold long positions and short positions. Up to 25% of the Fund’s net assets may be invested in foreign investments. The Fund

29

The Underlying Funds	Investment Objectives	Principal Investment Strategies

expects to maintain an approximate net 100% long asset exposure to the equity market (long market exposure minus short market exposure), targeting 110% to 120% long exposure and 10% to 20% short exposure. Actual exposure will vary over time based on factors such as market movements and the Advisor’s assessment of market conditions. Based on these factors, the Fund’s long exposure may range between 80% and 120%, and the Fund’s short exposure may range between 0% and 20%. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors.

Columbia Absolute Return Currency and Income Fund	The Fund seeks to provide shareholders with positive absolute return.	Under normal market conditions, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in short-duration debt obligations (or securities that invest in such debt obligations, including an affiliated money market fund) and forward foreign currency contracts. In pursuit of the Fund’s objective, to provide absolute return, the Advisor seeks to generate positive total returns from the income produced by the short-term debt obligations, plus (minus) the gain (loss) resulting from fluctuations in the values of various foreign currencies relative to the U.S. dollar. The Fund’s investment in short-duration debt obligations will consist primarily of (i) U.S. dollar denominated non-government, corporate and structured debt securities rated investment grade, or, if unrated, determined to be of comparable quality by the Advisor, and (ii) shares of an affiliated money market fund. A small portion of the Fund’s portfolio may consist of U.S. government securities. In addition to producing income, these holdings will be designated by the Fund, as necessary, to cover obligations with respect to, or that may result from, the Fund’s investments in forward currency contracts. The Fund invests in forward foreign currency transactions. It is expected that the gross notional value of the Fund’s forward foreign currency contracts will be equivalent to at least 80% of the Fund’s net assets. The Advisor utilizes a quantitative, proprietary model that uses various fundamental and technical factors, including current and historical data, to rank the anticipated value of several developed countries’ currencies relative to the U.S. dollar. The Advisor will enter into long forward currency contracts for a limited number of the currencies that rank higher in the model. Conversely, the Advisor will enter into short forward currency contracts for a limited number of the currencies that rank lower in the model. The Advisor runs the model regularly and generally seeks to maintain long and short forward currency contracts with approximately equal gross notional values.

Columbia Convertible Securities Fund	The Fund seeks total return, consisting of capital appreciation and current income.	Under normal circumstances, the Fund invests at least 80% of its net assets in convertible securities. The Fund may invest up to 15% of its total assets in Eurodollar convertible securities and up to 20% of its total assets in foreign securities. Most convertible securities are not investment grade-rated. Convertible securities rated below investment grade may be referred to as “junk bonds.” The Fund also may invest in other equity securities.

30

The Underlying Funds	Investment Objectives	Principal Investment Strategies

Columbia Real Estate Equity Fund	The Fund seeks capital appreciation and above-average income by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in the stocks of companies principally engaged in the real estate industry, including real estate investment trusts (REITs).	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies principally engaged in the real estate industry, including REITs. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

Columbia Strategic Allocation Fund	The Fund seeks to provide shareholders maximum total return through a combination of growth of capital and current income.	The Fund’s assets primarily are allocated among nine different investment categories. The fixed income investment categories include: U.S. investment grade bonds, international bonds, emerging market bonds, U.S. high yield bonds and cash or cash equivalents. The equity investment categories currently include: emerging markets equities, international developed market equities, U.S. mid and small cap equities and U.S. large cap equities. The Advisor uses proprietary, quantitative models to determine the portion of the Fund’s assets to be invested in each asset class. These models take into account various measures of the mean reversion and momentum of different asset classes. The Fund may invest up to 50% of its net assets in foreign investments, which may include emerging markets, and up to 15% of its total assets in below investment-grade debt securities (junk bonds).

RiverSource LaSalle Global Real Estate Fund	The Fund seeks to provide shareholders with total return through a combination of current income and long-term capital appreciation.

The Fund is a non-diversified fund that concentrates its investments in the real estate industry. The Fund intends to invest, under normal market conditions, at least 80% of its net assets in equity and equity-related securities issued by

“Global Real Estate Companies,” which are companies that meet one of the following criteria: (i) companies qualifying for U.S. federal income tax purposes as REITs; (ii) entities similar to REITs formed under the laws of non-U.S. countries; or (iii) other companies located in any country that, at the time of initial purchase by the Fund, derive at least 50% of their revenues from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate, or have at least 50% of their assets in such real estate. The Fund may invest in Global Real Estate Companies located in any country, including up to 15% of its net assets in securities of companies in emerging markets. Under normal market conditions, the Fund expects to maintain investments in at least three developed countries, including the U.S., and will not invest more than 10% of its net assets in the securities of any single issuer. Under normal market conditions, at least 40% of the Fund’s net assets will be invested outside the U.S. The Advisor may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these types of Global Real Estate companies or specific foreign markets are unfavorable.

RiverSource LaSalle Monthly Dividend Real Estate Fund	The Fund seeks to provide shareholders with a high level of current income and, secondarily,	The Fund concentrates its investments in the real estate industry, investing, under normal conditions, at least 80% of its net assets in equity and equity-related securities

31

The Underlying Funds	Investment Objectives	Principal Investment Strategies

	capital appreciation.	issued by “real estate companies” (such as REITs), which are companies that, at the time of initial purchase by the Fund, derive at least 50% of their revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate or have at least 50% of their assets in such real estate.

RiverSource Precious Metals and Mining Fund	The Fund seeks to provide shareholders with long-term growth of capital.	The Fund is a non-diversified mutual fund that, under normal market conditions, invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of companies in precious metals industries or in mining industries (including precious metals, non-precious metals and special minerals). Non-precious metals and minerals include things such as: nickel, copper, zinc, energy, coal, metallurgical coal, natural gas, salt, or other common metals or minerals. While the Fund will at all times maintain investments in securities of companies in both precious metals and in mining industries, under normal market conditions, at least 65% of the Fund’s net assets will be invested in securities of companies in precious metals related industries, which may include up to 10% in gold, silver, or other precious metals, strategic metals or other metals occurring naturally within such metals and at least 50% of the Fund’s net assets will be invested in foreign securities.

RiverSource Real Estate Fund	The Fund seeks to provide shareholders with total return from both current income and capital appreciation.	The Fund is a non-diversified fund that invests primarily in equity securities. Under normal market conditions, the Fund invests at least 80% of its net assets in securities of companies operating in the real estate industry, including equity securities of REITs, and other real estate related investment companies that invest in real estate or real estate debt and which qualify for REIT tax status.

6.	Use of Subadvisor. On the Effective Date, Nordea Investment Management North America, Inc. will no longer manage a portion of the Fund. Accordingly, on the Effective Date, the section entitled “Management of the Fund – Primary Service Providers – Subadvisor(s)” is deleted and replaced in its entirety with the following:

The Advisor may engage an investment subadvisor or subadvisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any subadvisor it engages and for evaluating the Fund’s needs and the subadvisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more subadvisors; continue to retain a subadvisor even though the subadvisor’s ownership or corporate structure has changed; or materially change a subadvisory agreement with a subadvisor.

The SEC has issued an order that permits the Advisor, subject to the approval of the Board, to appoint an unaffiliated subadvisor or to change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or to change unaffiliated subadvisors or to change the fees paid to subadvisors from time to time without the expense and delays associated with obtaining shareholder approval of the change. The Advisor and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisors or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadvisor, or to change the terms of a subadvisory agreement, the Advisor discloses to the Board the nature of any material relationships it has with a subadvisor or its affiliates.

At present, the Advisor has not engaged any investment subadvisor for the Fund.

32

7.	Hypothetical Fees and Expenses.

•

The section of the Fund’s prospectus offering Class A, Class B and Class C shares entitled “Hypothetical Fees and Expenses” is modified by deleting the Hypothetical Fees and Expenses tables and replacing them with the following:

Columbia Liberty Fund - Class A Shares

Maximum Initial Sales Charge 5.75%		Initial Hypothetical Investment Amount $10,000.00			Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses		Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.19%	-2.16	%(b)	$9,784.09	$689.29
2	10.25%	1.72%	1.05%		$10,105.01	$171.05
3	15.76%	1.72%	4.36%		$10,436.46	$176.66
4	21.55%	1.72%	7.79%		$10,778.77	$182.45
5	27.63%	1.72%	11.32%		$11,132.31	$188.44
6	34.01%	1.72%	14.97%		$11,497.45	$194.62
7	40.71%	1.72%	18.75%		$11,874.57	$201.00
8	47.75%	1.72%	22.64%		$12,264.06	$207.59
9	55.13%	1.72%	26.66%		$12,666.32	$214.40
10	62.89%	1.72%	30.82%		$13,081.77	$221.43

Total Gain After Fees and Expenses					$3,081.77
Total Annual Fees and Expenses Paid						$2,446.93

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.
(b)	Reflects deduction of the maximum initial sales charge.

33

Columbia Liberty Fund - Class B Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.94%	3.06%	$10,306.00	$196.97
2	10.25%	2.47%	5.67%	$10,566.74	$257.78
3	15.76%	2.47%	8.34%	$10,834.08	$264.30
4	21.55%	2.47%	11.08%	$11,108.18	$270.99
5	27.63%	2.47%	13.89%	$11,389.22	$277.84
6	34.01%	2.47%	16.77%	$11,677.37	$284.87
7	40.71%	2.47%	19.73%	$11,972.80	$292.08
8	47.75%	2.47%	22.76%	$12,275.72	$299.47
9	55.13%	1.72%	26.78%	$12,678.36	$214.61
10	62.89%	1.72%	30.94%	$13,094.21	$221.64

Total Gain After Fees and Expenses				$3,094.21
Total Annual Fees and Expenses Paid					$2,580.55

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Liberty Fund - Class C Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.94%	3.06%	$10,306.00	$196.97
2	10.25%	2.47%	5.67%	$10,566.74	$257.78
3	15.76%	2.47%	8.34%	$10,834.08	$264.30
4	21.55%	2.47%	11.08%	$11,108.18	$270.99
5	27.63%	2.47%	13.89%	$11,389.22	$277.84
6	34.01%	2.47%	16.77%	$11,677.37	$284.87
7	40.71%	2.47%	19.73%	$11,972.80	$292.08
8	47.75%	2.47%	22.76%	$12,275.72	$299.47
9	55.13%	2.47%	25.86%	$12,586.29	$307.05
10	62.89%	2.47%	29.05%	$12,904.73	$314.81

Total Gain After Fees and Expenses				$2,904.73
Total Annual Fees and Expenses Paid					$2,766.16

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

34

•

The section of the Fund’s prospectus offering Class Z shares entitled “Hypothetical Fees and Expenses” is modified by deleting the Hypothetical Fees and Expenses table and replacing it with the following:

Columbia Liberty Fund - Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.95%	4.05%	$10,405.00	$96.92
2	10.25%	1.48%	7.71%	$10,771.26	$156.70
3	15.76%	1.48%	11.50%	$11,150.40	$162.22
4	21.55%	1.48%	15.43%	$11,542.90	$167.93
5	27.63%	1.48%	19.49%	$11,949.21	$173.84
6	34.01%	1.48%	23.70%	$12,369.82	$179.96
7	40.71%	1.48%	28.05%	$12,805.24	$186.30
8	47.75%	1.48%	32.56%	$13,255.98	$192.85
9	55.13%	1.48%	37.23%	$13,722.59	$199.64
10	62.89%	1.48%	42.06%	$14,205.63	$206.67

Total Gain After Fees and Expenses				$4,205.63
Total Annual Fees and Expenses Paid					$1,723.03

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Shareholders should retain this Supplement for future reference.

C-1396-1 A (10/10)

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